Pioneer Multi-Asset
Ultrashort Income Fund

Schedule of Investments | June 30, 2020

Ticker Symbols: Class A MAFRX Class C MCFRX Class C2 MAUCX Class K MAUKX Class Y MYFRX

Schedule of Investments | 6/30/20 (unaudited)

Shares		Value
	UNAFFILIATED ISSUERS - 98.9%
	COMMON STOCK - 0.0%† of Net Assets
	Transportation Infrastructure - 0.0%†
2,377(a)	Syncreon Group	$35,061
	Total Transportation Infrastructure	$35,061
	TOTAL COMMON STOCK
	(Cost $33,278)	$35,061
Principal Amount USD ($)		Value
	ASSET BACKED SECURITIES - 32.9% of Net Assets
228,654(b)	321 Henderson Receivables I LLC, Series 2004-A, Class A1, 0.535% (1 Month USD LIBOR + 35 bps), 9/15/45 (144A)	$221,589
357,855(b)	321 Henderson Receivables I LLC, Series 2006-1A, Class A1, 0.385% (1 Month USD LIBOR + 20 bps), 3/15/41 (144A)	349,689
842,204(b)	321 Henderson Receivables I LLC, Series 2006-2A, Class A1, 0.384% (1 Month USD LIBOR + 20 bps), 6/15/41 (144A)	804,700
1,259,956(b)	321 Henderson Receivables I LLC, Series 2006-3A, Class A1, 0.385% (1 Month USD LIBOR + 20 bps), 9/15/41 (144A)	1,196,866
1,173,492(b)	321 Henderson Receivables I LLC, Series 2006-4A, Class A1, 0.385% (1 Month USD LIBOR + 20 bps), 12/15/41 (144A)	1,152,171
371,367(b)	321 Henderson Receivables I LLC, Series 2007-1A, Class A1, 0.385% (1 Month USD LIBOR + 20 bps), 3/15/42 (144A)	341,504
1,966,447(b)	321 Henderson Receivables LLC, Series 2005-1A, Class A1, 0.415% (1 Month USD LIBOR + 23 bps), 11/15/40 (144A)	1,872,628
1,686,453(b)	ABFC Trust, Series 2004-OPT2, Class M1, 1.01% (1 Month USD LIBOR + 83 bps), 8/25/33	1,650,951
362,073(b)	ABFC Trust, Series 2005-WMC1, Class M2, 0.86% (1 Month USD LIBOR + 68 bps), 6/25/35	363,764
6,472,682	ACC Trust, Series 2019-2, Class A, 2.82%, 2/21/23 (144A)	6,475,675
645,240(b)	ACE Securities Corp. Home Equity Loan Trust, Series 2005-WF1, Class M2, 0.845% (1 Month USD LIBOR + 66 bps), 5/25/35	651,036
2,386,962(b)	Aegis Asset Backed Securities Trust Mortgage Pass-Through Ctfs, Series 2004-4, Class M1, 1.085% (1 Month USD LIBOR + 90 bps), 10/25/34	2,328,719
188,575(b)	Allegro CLO I, Ltd., Series 2013-1A, Class A2R, 2.41% (3 Month USD LIBOR + 165 bps), 1/30/26 (144A)	187,854
8,000,000	American Credit Acceptance Receivables Trust, Series 2020-1, Class B, 2.08%, 12/13/23 (144A)	8,046,778
5,452,097	American Credit Acceptance Receivables Trust, Series 2020-2, Class A, 1.65%, 12/13/23 (144A)	5,479,567
43,170(b)	Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Ctfs, Series 2005-R3, Class M2, 0.89% (1 Month USD LIBOR + 71 bps), 5/25/35	43,154
8,177(b)	Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Ctfs, Series 2005-R10, Class M1, 0.595% (1 Month USD LIBOR + 41 bps), 1/25/36	8,171
60,536(b)	Amortizing Residential Collateral Trust, Series 2002-BC5, Class M1, 1.22% (1 Month USD LIBOR + 104 bps), 7/25/32	59,531
5,357,539	Amur Equipment Finance Receivables V LLC, Series 2018-1A, Class A2, 3.24%, 12/20/23 (144A)	5,395,952
5,707,930	Amur Equipment Finance Receivables VI LLC, Series 2018-2A, Class A2, 3.89%, 7/20/22 (144A)	5,830,669
4,000,000	Amur Equipment Finance Receivables VII LLC, Series 2019-1A, Class B, 2.8%, 3/20/25 (144A)	3,970,033
412,500(b)	Annisa CLO, Ltd., Series 2016-2A, Class X, 1.735% (3 Month USD LIBOR + 60 bps), 7/20/31 (144A)	412,489
187,500(b)	Apidos CLO XV, Series 2013-15A, Class XRR, 1.735% (3 Month USD LIBOR + 60 bps), 4/20/31 (144A)	187,498
642,857(b)	Apidos CLO XXIX, Series 2018-29A, Class X, 1.541% (3 Month USD LIBOR + 55 bps), 7/25/30 (144A)	642,855
2,600,000(b)	Apidos CLO XXXII, Series 2019-32A, Class X, 2.333% (3 Month USD LIBOR + 65 bps), 1/20/33 (144A)	2,599,977
12,628,420	Aqua Finance Trust, Series 2019-A, Class A, 3.14%, 7/16/40 (144A)	12,600,446
112,500(b)	Ares XXXVR CLO, Ltd., Series 2015-35RA, Class X, 1.869% (3 Month USD LIBOR + 65 bps), 7/15/30 (144A)	112,500
941,976(b)	Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-W11, Class M2, 1.235% (1 Month USD LIBOR + 105 bps), 11/25/34	940,588
86,962(b)	Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-W3, Class A2D, 0.525% (1 Month USD LIBOR + 34 bps), 11/25/35	86,568
169,503	ARI Fleet Lease Trust, Series 2016-A, Class A3, 2.11%, 7/15/24 (144A)	169,575
12,113	ARI Fleet Lease Trust, Series 2017-A, Class A2, 1.91%, 4/15/26 (144A)	12,116
7,844,527	Arivo Acceptance Auto Loan Receivables Trust, Series 2019-1, Class A, 2.99%, 7/15/24 (144A)	7,934,797
20,000,000	Ascentium Equipment Receivables, Series 2019-2A, Class A2, 2.24%, 6/10/22 (144A)	20,113,372
264,971(b)	Asset Backed Securities Corp. Home Equity Loan Trust, Series 2005-HE4, Class M4, 1.13% (1 Month USD LIBOR + 95 bps), 5/25/35	264,847
15,268(b)	Asset Backed Securities Corp. Home Equity Loan Trust, Series 2006-HE1, Class A3, 0.385% (1 Month USD LIBOR + 20 bps), 1/25/36	15,255
18,792(b)	Asset-Backed Pass-Through Certificates, Series 2004-R2, Class A1A, 0.875% (1 Month USD LIBOR + 69 bps), 4/25/34	18,719
197,851(b)	Asset-Backed Pass-Through Certificates, Series 2004-R2, Class A1B, 0.805% (1 Month USD LIBOR + 62 bps), 4/25/34	196,976
1,105,714(b)	ASSURANT CLO III, Ltd., Series 2018-2A, Class X, 1.835% (3 Month USD LIBOR + 70 bps), 10/20/31 (144A)	1,105,710
15,123,025(b)	Atlas Senior Loan Fund III, Ltd., Series 2013-1A, Class AR, 1.216% (3 Month USD LIBOR + 83 bps), 11/17/27 (144A)	14,824,512
Principal Amount USD ($)		Value
	ASSET BACKED SECURITIES - (continued)
853,365(b)	Atlas Senior Loan Fund XII, Ltd., Series 2018-12A, Class X, 1.77% (3 Month USD LIBOR + 75 bps), 10/24/31 (144A)	$853,249
2,356,875	Avant Loans Funding Trust, Series 2019-A, Class A, 3.48%, 7/15/22 (144A)	2,360,470
4,255,014	Avant Loans Funding Trust, Series 2019-B, Class A, 2.72%, 10/15/26 (144A)	4,262,643
643,625	Avid Automobile Receivables Trust, Series 2018-1, Class A, 2.84%, 8/15/23 (144A)	645,429
5,845,057	Avid Automobile Receivables Trust, Series 2019-1, Class A, 2.62%, 2/15/24 (144A)	5,901,060
950,000(b)	Babson CLO, Ltd., Series 2015-IA, Class XR, 1.685% (3 Month USD LIBOR + 55 bps), 1/20/31 (144A)	949,992
100,000(b)	Barings CLO, Ltd., Series 2018-2A, Class X, 1.819% (3 Month USD LIBOR + 60 bps), 4/15/30 (144A)	100,000
1,249,999(b)	Barings CLO, Ltd., Series 2019-1A, Class X, 1.969% (3 Month USD LIBOR + 75 bps), 4/15/31 (144A)	1,249,994
6,250,000(b)	Barings Middle Market CLO, Ltd., Series 2018-IA, Class A1, 2.749% (3 Month USD LIBOR + 153 bps), 1/15/31 (144A)	6,029,237
1,312,500(b)	Battery Park CLO, Ltd., Series 2019-1A, Class X, 1.869% (3 Month USD LIBOR + 65 bps), 7/15/32 (144A)	1,312,495
3,492,744	BCC Funding Corp. XVI LLC, Series 2019-1A, Class A1, 2.3%, 10/20/20 (144A)	3,496,815
4,476,427	BCC Funding XIV LLC, Series 2018-1A, Class A2, 2.96%, 6/20/23 (144A)	4,497,453
2,500,000(b)	BDS, Ltd., Series 2020-FL5, Class C, 2.244% (1 Month USD LIBOR + 205 bps), 2/16/37 (144A)	2,332,443
1,375,000(b)	Bean Creek CLO, Ltd., Series 2015-1A, Class XR, 1.735% (3 Month USD LIBOR + 60 bps), 4/20/31 (144A)	1,374,970
175,840(b)	Bear Stearns Asset Backed Securities I Trust, Series 2005-TC1, Class M1, 0.845% (1 Month USD LIBOR + 66 bps), 5/25/35	175,584
341,013(b)	Bear Stearns Asset Backed Securities Trust, Series 2001-3, Class A1, 1.085% (1 Month USD LIBOR + 90 bps), 10/27/32	329,029
100,627(b)	Bear Stearns Asset Backed Securities Trust, Series 2006-SD1, Class A, 0.555% (1 Month USD LIBOR + 37 bps), 4/25/36	100,584
788,527(b)	BlueMountain CLO, Ltd., Series 2013-2A, Class X, 1.748% (3 Month USD LIBOR + 65 bps), 10/22/30 (144A)	788,466
511,669(b)	BlueMountain CLO, Ltd., Series 2018-2A, Class X, 1.042% (3 Month USD LIBOR + 65 bps), 8/15/31 (144A)	511,656
2,500,000(b)	California Street CLO IX LP, Series 2012-9A, Class XR2, 2.543% (3 Month USD LIBOR + 70 bps), 7/16/32 (144A)	2,499,795
1,011,171(b)	Canadian Pacer Auto Receivables Trust, Series 2018-2A, Class A2B, 0.374% (1 Month USD LIBOR + 18 bps), 6/21/21 (144A)	1,011,121
850,000(b)	Carlyle US CLO, Ltd., Series 2019-4A, Class M, 2.209% (3 Month USD LIBOR + 65 bps), 1/15/33 (144A)	849,894
228,327	Carnow Auto Receivables Trust, Series 2018-1A, Class A, 3.61%, 10/15/21 (144A)	228,281
9,874,508	Carnow Auto Receivables Trust, Series 2019-1A, Class A, 2.72%, 11/15/22 (144A)	9,924,656
2,741,005	Carvana Auto Receivables Trust, Series 2019-4A, Class A2, 2.2%, 7/15/22 (144A)	2,755,135
8,000,000	Carvana Auto Receivables Trust, Series 2020-N1A, Class B, 2.01%, 3/17/25 (144A)	8,068,534
5,000,000	Carvana Auto Receivables Trust, Series 2020-N1A, Class D, 3.43%, 1/15/26 (144A)	5,104,146
761,300	Cazenovia Creek Funding II LLC, Series 2018-1A, Class B, 3.984%, 7/15/30 (144A)	748,040
1,375,000(b)	Cent CLO 21, Ltd., Series 2014-21A, Class XR2, 1.641% (3 Month USD LIBOR + 65 bps), 7/27/30 (144A)	1,374,994
42,693(c)	Centex Home Equity Loan Trust, Series 2003-A, Class AF6, 3.654%, 3/25/33	42,762
187,500(b)	CFIP CLO, Ltd., Series 2018-1A, Class X, 1.885% (3 Month USD LIBOR + 75 bps), 7/18/31 (144A)	187,499
4,958,333(c)	CFMT LLC, Series 2020-HB3, Class A, 2.812%, 5/25/30 (144A)	4,991,147
534,268	Chesapeake Funding II LLC, Series 2017-2A, Class A1, 1.99%, 5/15/29 (144A)	536,617
1,170,048(b)	Chesapeake Funding II LLC, Series 2017-2A, Class A2, 0.635% (1 Month USD LIBOR + 45 bps), 5/15/29 (144A)	1,167,890
2,049,813(b)	Chesapeake Funding II LLC, Series 2017-3A, Class A2, 0.525% (1 Month USD LIBOR + 34 bps), 8/15/29 (144A)	2,047,385
3,314,247(b)	Chesapeake Funding II LLC, Series 2018-1A, Class A2, 0.635% (1 Month USD LIBOR + 45 bps), 4/15/30 (144A)	3,301,936
562,500(b)	CIFC Funding, Ltd., Series 2013-4A, Class XRR, 1.541% (3 Month USD LIBOR + 55 bps), 4/27/31 (144A)	562,498
1,428,571(b)	CIFC Funding, Ltd., Series 2014-4RA, Class X, 1.685% (3 Month USD LIBOR + 55 bps), 10/17/30 (144A)	1,428,567
255,548	CIG Auto Receivables Trust, Series 2017-1A, Class A, 2.71%, 5/15/23 (144A)	255,987
6,205,775	CIG Auto Receivables Trust, Series 2019-1A, Class A, 3.33%, 8/15/24 (144A)	6,289,321
2,656,384(b)	CIM Small Business Loan Trust, Series 2018-1A, Class A, 1.59% (1 Month USD LIBOR + 140 bps), 3/20/43 (144A)	2,592,988
10,000,000(b)	Citibank Credit Card Issuance Trust, Series 2017-A7, Class A7, 0.545% (1 Month USD LIBOR + 37 bps), 8/8/24	10,032,971
1,540,981(b)	Citigroup Mortgage Loan Trust, Inc., Series 2006-WFH1, Class M3, 0.785% (1 Month USD LIBOR + 60 bps), 1/25/36	1,536,619
375,000(b)	Clear Creek CLO, Series 2015-1A, Class X, 2.135% (3 Month USD LIBOR + 100 bps), 10/20/30 (144A)	374,989
3,250,000(b)	Cole Park CLO, Ltd., Series 2015-1A, Class AR, 2.185% (3 Month USD LIBOR + 105 bps), 10/20/28 (144A)	3,213,359
1,312,500(b)	Columbia Cent CLO 28, Ltd., Series 2018-28A, Class X, 1.124% (3 Month USD LIBOR + 65 bps), 11/7/30 (144A)	1,312,497
1,514,899	Commonbond Student Loan Trust, Series 2016-B, Class A1, 2.73%, 10/25/40 (144A)	1,542,075
220,082(b)	Commonbond Student Loan Trust, Series 2016-B, Class A2, 1.635% (1 Month USD LIBOR + 145 bps), 10/25/40 (144A)	219,883
Principal Amount USD ($)		Value
	ASSET BACKED SECURITIES - (continued)
2,025,207(b)	Commonbond Student Loan Trust, Series 2017-AGS, Class A2, 1.035% (1 Month USD LIBOR + 85 bps), 5/25/41 (144A)	$2,012,218
3,870,737(b)	Commonbond Student Loan Trust, Series 2017-BGS, Class A2, 0.835% (1 Month USD LIBOR + 65 bps), 9/25/42 (144A)	3,809,613
3,191,220(b)	Commonbond Student Loan Trust, Series 2018-AGS, Class A2, 0.685% (1 Month USD LIBOR + 50 bps), 2/25/44 (144A)	3,141,987
6,707,202(b)	Commonbond Student Loan Trust, Series 2018-BGS, Class A2, 0.755% (1 Month USD LIBOR + 57 bps), 9/25/45 (144A)	6,615,164
5,050,988(b)	Commonbond Student Loan Trust, Series 2018-CGS, Class A2, 0.985% (1 Month USD LIBOR + 80 bps), 2/25/46 (144A)	4,967,828
7,853,947(b)	Commonbond Student Loan Trust, Series 2019-AGS, Class A2, 1.847% (1 Month USD LIBOR + 90 bps), 1/25/47 (144A)	7,815,734
434,405	Conn’s Receivables Funding LLC, Series 2018-A, Class A, 3.25%, 1/15/23 (144A)	431,987
294,689	Conn’s Receivables Funding LLC, Series 2018-A, Class B, 4.65%, 1/15/23 (144A)	291,433
1,305,801	Conn’s Receivables Funding LLC, Series 2019-A, Class A, 3.4%, 10/16/23 (144A)	1,289,515
4,080,834	Conn’s Receivables Funding LLC, Series 2019-A, Class B, 4.36%, 10/16/23 (144A)	3,987,195
5,953,527	Conn’s Receivables Funding LLC, Series 2019-B, Class A, 2.66%, 6/17/24 (144A)	5,865,636
97,552(b)	Conseco Finance Home Equity Loan Trust, Series 2002-C, Class MV1, 1.685% (1 Month USD LIBOR + 150 bps), 5/15/32	97,080
2,624,574	Consumer Lending Receivables Trust, Series 2019-A, Class A, 3.52%, 4/15/26 (144A)	2,624,935
21,462,386	Consumer Loan Underlying Bond Club Certificate Issuer Trust, Series 2019-HP1, Class A, 2.59%, 12/15/26 (144A)	21,549,315
12,230,960	Consumer Loan Underlying Bond CLUB Credit Trust, Series 2020-P1, Class A, 2.26%, 3/15/28 (144A)	12,240,335
1,091,309	Consumer Loan Underlying Bond Credit Trust, Series 2018-P2, Class A, 3.47%, 10/15/25 (144A)	1,095,162
3,019,409	Consumer Loan Underlying Bond Credit Trust, Series 2019-P1, Class A, 2.94%, 7/15/26 (144A)	3,029,735
122,428(b)	Countrywide Asset-Backed Certificates, Series 2005-9, Class M1, 0.705% (1 Month USD LIBOR + 52 bps), 1/25/36	122,184
153,649(b)	Countrywide Asset-Backed Certificates, Series 2006-3, Class 2A3, 0.475% (1 Month USD LIBOR + 29 bps), 6/25/36	153,307
3,365,647(b)	Countrywide Asset-Backed Certificates, Series 2006-4, Class 2A3, 0.475% (1 Month USD LIBOR + 29 bps), 7/25/36	3,321,473
5,000,000	Credit Acceptance Auto Loan Trust, Series 2020-1A, Class C, 2.59%, 6/15/29 (144A)	5,001,003
1,097,594(b)	Credit Suisse Seasoned Loan Trust, Series 2006-1, Class A, 0.425% (1 Month USD LIBOR + 24 bps), 10/25/34 (144A)	1,096,216
106,619(b)	Credit-Based Asset Servicing & Securitization LLC, Series 2005-CB3, Class M2, 1.115% (1 Month USD LIBOR + 93 bps), 6/25/35	106,560
676,495(b)	CSFB Mortgage-Backed Pass-Through Certificates, Series 2005-AGE1, Class M3, 0.835% (1 Month USD LIBOR + 65 bps), 2/25/32	676,087
104,807(b)	CWABS Asset-Backed Certificates Trust, Series 2005-17, Class 3AV2, 0.525% (1 Month USD LIBOR + 34 bps), 5/25/36	104,556
544,174(b)	CWABS Asset-Backed Certificates Trust, Series 2005-AB1, Class M1, 0.815% (1 Month USD LIBOR + 63 bps), 8/25/35	543,165
2,073,224(b)	CWHEQ Revolving Home Equity Loan Resuritization Trust, Series 2006-RES, Class 4M1A, 0.465% (1 Month USD LIBOR + 28 bps), 2/15/34 (144A)	2,027,463
2,585,906(b)	CWHEQ Revolving Home Equity Loan Resuritization Trust, Series 2006-RES, Class 4N1A, 0.465% (1 Month USD LIBOR + 28 bps), 2/15/34 (144A)	2,516,689
518,604	Dell Equipment Finance Trust, Series 2018-2, Class A2, 3.16%, 2/22/21 (144A)	519,848
195,000	Dell Equipment Finance Trust, Series 2018-2, Class A3, 3.37%, 10/22/23 (144A)	197,651
6,654,685	Dell Equipment Finance Trust, Series 2020-1, Class A1, 1.983%, 5/21/21 (144A)	6,680,540
2,000,000	Dell Equipment Finance Trust, Series 2020-1, Class A2, 2.26%, 6/22/22 (144A)	2,034,219
126	Delta Funding Home Equity Loan Trust, Series 1997-2, Class A6, 7.04%, 6/25/27	118
3,420,390	Diamond Resorts Owner Trust, Series 2016-1, Class B, 3.37%, 11/20/28 (144A)	3,416,746
8,874,428	DLL LLC, Series 2018-ST2, Class A3, 3.46%, 1/20/22 (144A)	8,969,220
1,134,649	DLL LLC, Series 2019-MT3, Class A1, 2.062%, 10/20/20 (144A)	1,135,381
495,298(b)	DRB Prime Student Loan Trust, Series 2015-D, Class A1, 1.885% (1 Month USD LIBOR + 170 bps), 1/25/40 (144A)	496,381
327,538(b)	DRB Prime Student Loan Trust, Series 2016-B, Class A1, 1.985% (1 Month USD LIBOR + 180 bps), 6/25/40 (144A)	329,856
210,500	DRB Prime Student Loan Trust, Series 2016-B, Class A3, 2.23%, 6/25/36 (144A)	211,036
1,506,027(b)	DRB Prime Student Loan Trust, Series 2017-A, Class A1, 1.035% (1 Month USD LIBOR + 85 bps), 5/27/42 (144A)	1,503,365
2,000,000	Drive Auto Receivables Trust, Series 2020-2, Class A2A, 0.85%, 7/17/23	2,002,169
2,853,122(b)	Drug Royalty III LP 1, Series 2017-1A, Class A1, 3.719% (3 Month USD LIBOR + 250 bps), 4/15/27 (144A)	2,850,462
1,890,243(b)	Drug Royalty III LP 1, Series 2018-1A, Class A1, 2.819% (3 Month USD LIBOR + 160 bps), 10/15/31 (144A)	1,855,014
1,500,000(b)	Dryden 80 CLO, Ltd., Series 2019-80A, Class X, 2.784% (3 Month USD LIBOR + 90 bps), 1/17/33 (144A)	1,499,975
6,795,102	DT Auto Owner Trust, Series 2020-1A, Class A, 1.94%, 9/15/23 (144A)	6,836,953
284,899(b)	Earnest Student Loan Program LLC, Series 2016-C, Class A1, 2.035% (1 Month USD LIBOR + 185 bps), 10/27/36 (144A)	286,155
267,387(b)	Earnest Student Loan Program LLC, Series 2016-D, Class A1, 1.585% (1 Month USD LIBOR + 140 bps), 1/25/41 (144A)	267,530
913,979(b)	Earnest Student Loan Program LLC, Series 2017-A, Class A1, 1.185% (1 Month USD LIBOR + 100 bps), 1/25/41 (144A)	912,217
Principal Amount USD ($)		Value
	ASSET BACKED SECURITIES - (continued)
15,950,000(b)	Elevation CLO, Ltd., Series 2015-4A, Class CR, 3.335% (3 Month USD LIBOR + 220 bps), 4/18/27 (144A)	$15,563,755
2,000,000(b)	Elmwood CLO IV, Ltd., Series 2020-1A, Class X, 1.882% (3 Month USD LIBOR + 70 bps), 4/15/33 (144A)	1,969,710
18,980	Engs Commercial Finance Trust, Series 2016-1A, Class A2, 2.63%, 2/22/22 (144A)	18,992
1,000,000(b)	Evergreen Credit Card Trust, Series 2019-1, Class A, 0.665% (1 Month USD LIBOR + 48 bps), 1/15/23 (144A)	1,001,819
2,223,807	FCI Funding LLC, Series 2019-1A, Class A, 3.63%, 2/18/31 (144A)	2,240,901
19,196,353+(c)	Finance of America HECM Buyout, Series 2020-HB1, Class A, 2.012%, 2/25/30 (144A)	19,314,794
6,900,156(c)	Finance of America Structured Securities Trust, Series 2019-HB1, Class A, 3.279%, 4/25/29 (144A)	6,915,662
1,331,000(c)	Finance of America Structured Securities Trust, Series 2019-HB1, Class M1, 3.396%, 4/25/29 (144A)	1,312,760
38,986(b)	First Franklin Mortgage Loan Trust, Series 2004-FF4, Class M1, 1.04% (1 Month USD LIBOR + 86 bps), 6/25/34	38,697
175,938(b)	First Franklin Mortgage Loan Trust, Series 2005-FFH2, Class M2, 0.995% (1 Month USD LIBOR + 81 bps), 4/25/35 (144A)	175,793
3,178,946	First Investors Auto Owner Trust, Series 2019-1A, Class A, 2.89%, 3/15/24 (144A)	3,225,537
23,734,693	First Investors Auto Owner Trust, Series 2020-1A, Class A, 1.49%, 1/15/25 (144A)	23,988,635
6,510,000	First Investors Auto Owner Trust, Series 2020-1A, Class B, 1.85%, 2/17/26 (144A)	6,770,852
9,000,000(b)	First National Master Note Trust, Series 2017-2, Class A, 0.625% (1 Month USD LIBOR + 44 bps), 10/16/23	8,998,856
21,165	Flagship Credit Auto Trust, Series 2017-4, Class A, 2.07%, 4/15/22 (144A)	21,176
2,000,000	Ford Credit Auto Owner Trust, Series 2016-2, Class A, 2.03%, 12/15/27 (144A)	2,023,176
12,975,000(b)	Fort CRE LLC, Series 2018-1A, Class A1, 1.54% (1 Month USD LIBOR + 135 bps), 11/16/35 (144A)	12,630,381
2,750,000(b)	Fortress Credit Opportunities IX CLO, Ltd., Series 2015-6A, Class A1TR, 2.671% (3 Month USD LIBOR + 136 bps), 7/10/30 (144A)	2,659,588
3,500,000(b)	Fortress Credit Opportunities IX CLO, Ltd., Series 2017-9A, Class A1T, 1.942% (3 Month USD LIBOR + 155 bps), 11/15/29 (144A)	3,414,240
3,000,000	Fortress Credit Opportunities IX CLO, Ltd., Series 2020-13A, Class A, 0.0%, 7/15/28 (144A)	3,000,000
215,847	Foursight Capital Automobile Receivables Trust, Series 2017-1, Class A, 2.37%, 4/15/22 (144A)	215,988
120,274	Foursight Capital Automobile Receivables Trust, Series 2018-2, Class A2, 3.32%, 4/15/22 (144A)	120,395
4,310,925	Foursight Capital Automobile Receivables Trust, Series 2019-1, Class A2, 2.58%, 3/15/23 (144A)	4,345,091
7,000,000	Foursight Capital Automobile Receivables Trust, Series 2020-1, Class A2, 1.97%, 9/15/23 (144A)	7,057,754
2,500,000	Foursight Capital Automobile Receivables Trust, Series 2020-1, Class B, 2.27%, 2/18/25 (144A)	2,545,099
4,687,253	Freed ABS Trust, Series 2020-2CP, Class A, 4.52%, 6/18/27 (144A)	4,729,773
6,112,417	Freed ABS Trust, Series 2020-FP1, Class A, 2.52%, 3/18/27 (144A)	6,101,859
2,410,828(b)	Fremont Home Loan Trust, Series 2005-E, Class 1A1, 0.415% (1 Month USD LIBOR + 23 bps), 1/25/36	2,399,537
5,702,697(b)	Fremont Home Loan Trust, Series 2006-2, Class 1A1, 0.345% (1 Month USD LIBOR + 16 bps), 2/25/36	5,609,949
891,364(b)	GE-WMC Asset-Backed Pass-Through Certificates, Series 2005-2, Class A1, 0.635% (1 Month USD LIBOR + 45 bps), 12/25/35	891,177
2,423,329	GLS Auto Receivables Issuer Trust, Series 2019-1A, Class A, 3.37%, 1/17/23 (144A)	2,445,195
6,949,999	GLS Auto Receivables Issuer Trust, Series 2019-3A, Class A, 2.58%, 7/17/23 (144A)	7,025,168
3,000,000	GLS Auto Receivables Issuer Trust, Series 2019-3A, Class B, 2.72%, 6/17/24 (144A)	3,035,131
6,652,755	GLS Auto Receivables Issuer Trust, Series 2019-4A, Class A, 2.47%, 11/15/23 (144A)	6,727,142
6,000,000	GLS Auto Receivables Issuer Trust, Series 2020-2A, Class A, 1.58%, 8/15/24 (144A)	6,009,718
800,000	GLS Auto Receivables Trust, Series 2018-1A, Class B, 3.52%, 8/15/23 (144A)	808,866
143,369	GLS Auto Receivables Trust, Series 2018-2A, Class A, 3.25%, 4/18/22 (144A)	143,465
1,481,563	GLS Auto Receivables Trust, Series 2018-3A, Class A, 3.35%, 8/15/22 (144A)	1,488,491
6,397,069(b)	GM Financial Automobile Leasing Trust, Series 2019-3, Class A2B, 0.46% (1 Month USD LIBOR + 27 bps), 10/20/21	6,393,369
3,163,889	Gold Key Resorts LLC, Series 2014-A, Class B, 3.72%, 3/17/31 (144A)	3,161,817
625,000(b)	Goldentree Loan Management US CLO 3, Ltd., Series 2018-3A, Class X, 1.685% (3 Month USD LIBOR + 55 bps), 4/20/30 (144A)	624,998
1,166,667(b)	Goldentree Loan Management US CLO 5, Ltd., Series 2019-5A, Class X, 1.635% (3 Month USD LIBOR + 50 bps), 10/20/32 (144A)	1,166,663
539,422(b)	Golub Capital BDC CLO LLC, Series 2014-1A, Class A1R, 1.941% (3 Month USD LIBOR + 95 bps), 4/25/26 (144A)	534,049
3,000,000(b)	Golub Capital Partners CLO 24M-R, Ltd., Series 2015-24A, Class AR, 3.341% (3 Month USD LIBOR + 160 bps), 11/5/29 (144A)	2,860,596
1,821,000(b)	Golub Capital Partners CLO 25M, Ltd., Series 2015-25A, Class AR, 1.921% (3 Month USD LIBOR + 138 bps), 5/5/30 (144A)	1,726,128
10,000,000(b)	Golub Capital Partners CLO 34M, Ltd., Series 2017-34A, Class AR, 2.241% (3 Month USD LIBOR + 170 bps), 3/14/31 (144A)	9,495,010
5,000,000(b)	Golub Capital Partners CLO 46M, Ltd., Series 2019-46A, Class A1A, 2.935% (3 Month USD LIBOR + 180 bps), 4/20/32 (144A)	4,864,010
3,352,214	GreatAmerica Leasing Receivables Funding LLC, Series 2019-1, Class A2, 2.97%, 6/15/21 (144A)	3,368,227
Principal Amount USD ($)		Value
	ASSET BACKED SECURITIES - (continued)
2,088,889(b)	Greywolf CLO III, Ltd., Series 2020-3RA, Class XR, 1.598% (3 Month USD LIBOR + 50 bps), 4/15/33 (144A)	$2,068,324
549,938(b)	GSAA Home Equity Trust, Series 2005-6, Class A3, 0.555% (1 Month USD LIBOR + 37 bps), 6/25/35	549,476
141,495(b)	GSRPM Mortgage Loan Trust, Series 2006-1, Class A1, 0.485% (1 Month USD LIBOR + 30 bps), 3/25/35 (144A)	140,928
4,280,556(b)	HANA SBA LOAN TRUST, Series 2019-1, Class A, 2.168% (1 Month USD LIBOR + 200 bps), 8/25/45 (144A)	4,109,818
916,667(b)	Harbor Park CLO, Ltd., Series 2018-1A, Class X, 2.035% (3 Month USD LIBOR + 90 bps), 1/20/31 (144A)	916,662
189,525	Hero Residual Funding, Series 2016-1R, Class A1, 4.5%, 9/21/42 (144A)	189,806
828,290(b)	Hertz Fleet Lease Funding LP, Series 2017-1, Class A1, 0.827% (1 Month USD LIBOR + 65 bps), 4/10/31 (144A)	824,599
4,188,079(b)	Hertz Fleet Lease Funding LP, Series 2018-1, Class A1, 0.677% (1 Month USD LIBOR + 50 bps), 5/10/32 (144A)	4,167,072
344,426(b)	Hertz Fleet Lease Funding LP, Series 2019-1, Class A1, 0.647% (1 Month USD LIBOR + 47 bps), 1/10/33 (144A)	340,183
39,310	Hilton Grand Vacations Trust, Series 2014-AA, Class B, 2.07%, 11/25/26 (144A)	39,069
4,000,000	HOA Funding LLC, Series 2015-1A, Class B, 9.0%, 8/20/44 (144A)	3,624,408
108,439(b)	Home Equity Asset Trust, Series 2004-8, Class M1, 1.055% (1 Month USD LIBOR + 87 bps), 3/25/35	108,299
2,094,492(b)	Home Equity Asset Trust, Series 2005-3, Class M4, 0.825% (1 Month USD LIBOR + 64 bps), 8/25/35	2,091,867
96,205(b)	Home Equity Asset Trust, Series 2005-7, Class M1, 0.635% (1 Month USD LIBOR + 45 bps), 1/25/36	95,673
2,839,990(b)	Home Equity Asset Trust, Series 2006-3, Class 2A4, 0.495% (1 Month USD LIBOR + 31 bps), 7/25/36	2,835,235
3,000,000(b)	Home Partners of America Trust, Series 2017-1, Class C, 1.744% (1 Month USD LIBOR + 155 bps), 7/17/34 (144A)	2,990,849
2,500,000(b)	Home Partners of America Trust, Series 2017-1, Class D, 2.094% (1 Month USD LIBOR + 190 bps), 7/17/34 (144A)	2,487,352
2,000,000(b)	Home Partners of America Trust, Series 2018-1, Class C, 1.444% (1 Month USD LIBOR + 125 bps), 7/17/37 (144A)	1,951,389
9,725,000	HPEFS Equipment Trust, Series 2019-1A, Class A2, 2.19%, 9/20/29 (144A)	9,792,068
871,949(b)	HSI Asset Securitization Corp. Trust, Series 2006-OPT1, Class 2A4, 0.485% (1 Month USD LIBOR + 30 bps), 12/25/35	870,053
316,075(b)	HSI Asset Securitization Corp. Trust, Series 2006-OPT2, Class M1, 0.555% (1 Month USD LIBOR + 37 bps), 1/25/36	316,418
2,067,000(b)	Invitation Homes Trust, Series 2017-SFR2, Class C, 1.644% (1 Month USD LIBOR + 145 bps), 12/17/36 (144A)	2,049,064
11,094,595(b)	Invitation Homes Trust, Series 2018-SFR1, Class A, 0.894% (1 Month USD LIBOR + 70 bps), 3/17/37 (144A)	10,893,069
4,000,000(b)	Invitation Homes Trust, Series 2018-SFR1, Class B, 1.144% (1 Month USD LIBOR + 95 bps), 3/17/37 (144A)	3,908,233
7,165,000(b)	Invitation Homes Trust, Series 2018-SFR1, Class D, 1.644% (1 Month USD LIBOR + 145 bps), 3/17/37 (144A)	6,970,553
5,479,251(b)	Invitation Homes Trust, Series 2018-SFR1, Class E, 2.194% (1 Month USD LIBOR + 200 bps), 3/17/37 (144A)	5,303,629
1,750,000(b)	Invitation Homes Trust, Series 2018-SFR2, Class C, 1.465% (1 Month USD LIBOR + 128 bps), 6/17/37 (144A)	1,714,224
10,000,000(b)	Invitation Homes Trust, Series 2018-SFR2, Class D, 1.635% (1 Month USD LIBOR + 145 bps), 6/17/37 (144A)	9,686,822
6,856,743(b)	Invitation Homes Trust, Series 2018-SFR3, Class E, 2.194% (1 Month USD LIBOR + 200 bps), 7/17/37 (144A)	6,518,104
13,821,000(b)	Invitation Homes Trust, Series 2018-SFR4, Class E, 2.144% (1 Month USD LIBOR + 195 bps), 1/17/38 (144A)	13,041,200
5,900,000(b)	Ivy Hill Middle Market Credit Fund X, Ltd., Series 10A, Class A1AR, 2.385% (3 Month USD LIBOR + 125 bps), 7/18/30 (144A)	5,610,104
142,857(b)	Jefferson Mill CLO, Ltd., Series 2015-1I, Class XR, 1.735% (3 Month USD LIBOR + 60 bps), 10/20/31	142,852
1,400,000	Kabbage Funding LLC, Series 2019-1, Class C, 4.611%, 3/15/24 (144A)	731,742
500,000(b)	KVK CLO, Ltd., Series 2018-1A, Class A, 1.307% (3 Month USD LIBOR + 93 bps), 5/20/29 (144A)	492,313
15,000,000(b)	KVK CLO, Ltd., Series 2018-1A, Class B, 2.027% (3 Month USD LIBOR + 165 bps), 5/20/29 (144A)	14,450,580
4,055,053(b)	Laurel Road Prime Student Loan Trust, Series 2017-C, Class A1, 0.735% (1 Month USD LIBOR + 55 bps), 11/25/42 (144A)	4,024,254
375,000(b)	LCM 28, Ltd., Series 28A, Class X, 2.035% (3 Month USD LIBOR + 90 bps), 10/20/30 (144A)	374,971
694,848(b)	Lehman XS Trust, Series 2005-4, Class 1A3, 0.985% (1 Month USD LIBOR + 80 bps), 10/25/35	690,039
4,586,864	Lendingpoint Asset Securitization Trust, Series 2019-1, Class A, 3.154%, 8/15/25 (144A)	4,577,454
2,500,000	Lendingpoint Asset Securitization Trust, Series 2019-1, Class B, 3.613%, 8/15/25 (144A)	2,454,843
10,733,804	Lendingpoint Asset Securitization Trust, Series 2020-1, Class A, 2.512%, 2/10/26 (144A)	10,642,878
8,192,691	LL ABS Trust, Series 2019-1A, Class A, 2.87%, 3/15/27 (144A)	8,232,705
7,500,000(b)	LoanCore Issuer, Ltd., Series 2019-CRE2, Class A, 1.315% (1 Month USD LIBOR + 113 bps), 5/15/36 (144A)	7,296,685
8,300,000(b)	M360 LLC, Series 2019-CRE2, Class A, 1.585% (1 Month USD LIBOR + 140 bps), 9/15/34 (144A)	8,054,680
Principal Amount USD ($)		Value
	ASSET BACKED SECURITIES - (continued)
1,000,000(b)	Madison Park Funding XII, Ltd., Series 2014-12A, Class CR, 3.485% (3 Month USD LIBOR + 235 bps), 7/20/26 (144A)	$996,602
2,608,285	Marlette Funding Trust, Series 2017-1A, Class C, 6.658%, 3/15/24 (144A)	2,600,130
216,041	Marlette Funding Trust, Series 2018-3A, Class A, 3.2%, 9/15/28 (144A)	215,909
7,421,617	Marlette Funding Trust, Series 2020-1A, Class A, 2.24%, 3/15/30 (144A)	7,443,763
14,279,990	Marlin Receivables LLC, Series 2018-1A, Class A3, 3.36%, 4/20/23 (144A)	14,347,931
15,500,000(b)	Master Credit Card Trust, Series 2019-1A, Class A, 0.67% (1 Month USD LIBOR + 48 bps), 7/21/22 (144A)	15,464,866
9,300,000(b)	Master Credit Card Trust II, Series 2018-3A, Class A, 0.53% (1 Month USD LIBOR + 34 bps), 1/21/22 (144A)	9,296,841
12,000,000(b)	Master Credit Card Trust II, Series 2019-2A, Class A, 0.58% (1 Month USD LIBOR + 39 bps), 1/21/23 (144A)	11,972,624
272,426(b)	Merrill Lynch Mortgage Investors Trust, Series 2004-OPT1, Class A1B, 1.045% (1 Month USD LIBOR + 86 bps), 6/25/35	267,502
1,913,230(b)	Merrill Lynch Mortgage Investors Trust, Series 2005-AR1, Class M1, 0.935% (1 Month USD LIBOR + 75 bps), 6/25/36	1,905,355
5,227,673(d)	MFA LLC, Series 2017-NPL1, Class A1, 3.352%, 11/25/47 (144A)	5,236,901
5,686,233	MMAF Equipment Finance LLC, Series 2019-B, Class A2, 2.07%, 10/12/22 (144A)	5,746,384
4,500,000(b)	Monroe Capital Mml CLO, Ltd., Series 2017-1A, Class A, 2.698% (3 Month USD LIBOR + 160 bps), 4/22/29 (144A)	4,314,551
1,748,490(b)	Morgan Stanley Capital I, Inc. Trust, Series 2006-NC2, Class A2D, 0.475% (1 Month USD LIBOR + 29 bps), 2/25/36	1,681,709
570,076(b)	Morgan Stanley Home Equity Loan Trust, Series 2006-2, Class A4, 0.465% (1 Month USD LIBOR + 28 bps), 2/25/36	557,458
218,750(b)	Motor Plc, Series 2017-1A, Class A1, 0.715% (1 Month USD LIBOR + 53 bps), 9/25/24 (144A)	218,657
2,634,854(b)	National Collegiate Trust, Series 2007-A, Class A, 0.48% (1 Month USD LIBOR + 30 bps), 5/25/31 (144A)	2,540,860
5,749,494(c)	Nationstar HECM Loan Trust, Series 2019-1A, Class A, 2.651%, 6/25/29 (144A)	5,771,510
6,201,947(b)	Nationstar Home Equity Loan Trust, Series 2006-B, Class AV4, 0.465% (1 Month USD LIBOR + 28 bps), 9/25/36	6,086,139
1,100,000(b)	Navistar Financial Dealer Note Master Owner Trust II, Series 2018-1, Class C, 1.235% (1 Month USD LIBOR + 105 bps), 9/25/23 (144A)	1,091,816
2,378,424	Nelnet Private Education Loan Trust, Series 2016-A, Class A1B, 3.6%, 12/26/40 (144A)	2,426,142
8,503,860(b)	Nelnet Student Loan Trust, Series 2005-2, Class A5, 0.406% (3 Month USD LIBOR + 10 bps), 3/23/37	8,050,908
7,139,353(b)	Neuberger Berman CLO XX, Ltd., Series 2015-20A, Class AR, 2.019% (3 Month USD LIBOR + 80 bps), 1/15/28 (144A)	7,067,096
2,750,000(b)	Neuberger Berman CLO XXII, Ltd., Series 2016-22A, Class XR, 2.035% (3 Month USD LIBOR + 90 bps), 10/17/30 (144A)	2,749,986
160,386(b)	New Century Home Equity Loan Trust, Series 2005-2, Class M2, 0.86% (1 Month USD LIBOR + 68 bps), 6/25/35	160,358
730,102(b)	Newtek Small Business Loan Trust, Series 2016-1A, Class A, 3.185% (1 Month USD LIBOR + 300 bps), 2/25/42 (144A)	728,519
4,077,907(b)	Newtek Small Business Loan Trust, Series 2017-1, Class A, 2.185% (1 Month USD LIBOR + 200 bps), 2/15/43 (144A)	3,980,703
4,743,085(b)	Newtek Small Business Loan Trust, Series 2018-1, Class A, 1.885% (1 Month USD LIBOR + 170 bps), 2/25/44 (144A)	4,621,709
3,648,527(b)	Newtek Small Business Loan Trust, Series 2018-1, Class B, 3.185% (1 Month USD LIBOR + 300 bps), 2/25/44 (144A)	3,296,959
11,620,000(b)	Newtek Small Business Loan Trust, Series 2019-1, Class A, 2.35% (PRIME + 90 bps), 12/25/44 (144A)	11,476,405
2,478,933(b)	Newtek Small Business Loan Trust, Series 2019-1, Class B, 2.685% (1 Month USD LIBOR + 250 bps), 12/25/44 (144A)	2,195,277
18,300,000(b)	NextGear Floorplan Master Owner Trust, Series 2019-2A, Class A1, 0.885% (1 Month USD LIBOR + 70 bps), 10/15/24 (144A)	17,542,876
19,500,000(b)	NextGear Floorplan Master Owner Trust, Series 2020-1A, Class A1, 0.985% (1 Month USD LIBOR + 80 bps), 2/15/25 (144A)	18,599,531
10,857,936	NMEF Funding LLC, Series 2019-A, Class A, 2.73%, 8/17/26 (144A)	10,916,120
156,847(b)	NovaStar Mortgage Funding Trust, Series 2003-1, Class A2, 0.965% (1 Month USD LIBOR + 78 bps), 5/25/33	152,896
6,799,992	Oasis LLC, Series 2020-1A, Class A, 3.82%, 1/15/32 (144A)	6,800,187
9,000,000	Oasis LLC, Series 2020-2A, Class A, 4.262%, 5/15/32 (144A)	9,013,055
1,000,000(b)	Octagon Investment Partners XVI, Ltd., Series 2013-1A, Class XR, 1.685% (3 Month USD LIBOR + 55 bps), 7/17/30 (144A)	999,992
3,000,000(b)	Octagon Investment Partners XXI, Ltd., Series 2014-1A, Class XRR, 1.174% (3 Month USD LIBOR + 75 bps), 2/14/31 (144A)	2,999,748
3,250,000(b)	Octagon Investment Partners XXII, Ltd., Series 2014-1A, Class XRR, 1.748% (3 Month USD LIBOR + 65 bps), 1/22/30 (144A)	3,249,922
8,500,000	Ocwen Master Advance Receivables Trust, Series 2019-T1, Class AT1, 2.514%, 8/15/50 (144A)	8,489,806
1,250,000	Ocwen Master Advance Receivables Trust, Series 2019-T1, Class DT1, 3.107%, 8/15/50 (144A)	1,247,012
1,928,571(b)	OHA Credit Funding 3, Ltd., Series 2019-3A, Class X, 1.785% (3 Month USD LIBOR + 65 bps), 7/20/32 (144A)	1,928,564
2,750,000(b)	OHA Credit Funding 5, Ltd., Series 2020-5A, Class X, 1.856% (3 Month USD LIBOR + 55 bps), 4/18/33 (144A)	2,700,880
3,065,407(b)	OneMain Financial Issuance Trust, Series 2017-1A, Class A2, 0.985% (1 Month USD LIBOR + 80 bps), 9/14/32 (144A)	3,056,792
1,475,000	OneMain Financial Issuance Trust, Series 2019-1A, Class A, 3.48%, 2/14/31 (144A)	1,500,038
Principal Amount USD ($)		Value
	ASSET BACKED SECURITIES - (continued)
170,000	OneMain Financial Issuance Trust, Series 2019-1A, Class B, 3.79%, 2/14/31 (144A)	$171,003
5,672,624(b)	Option One Mortgage Loan Trust, Series 2005-3, Class M2, 0.92% (1 Month USD LIBOR + 74 bps), 8/25/35	5,569,148
1,513,363(b)	Option One Mortgage Loan Trust, Series 2005-4, Class M1, 0.845% (1 Month USD LIBOR + 66 bps), 11/25/35	1,508,715
12,950,000(b)	Orec, Ltd., Series 2018-CRE1, Class A, 1.365% (1 Month USD LIBOR + 118 bps), 6/15/36 (144A)	12,395,630
249,542	Oscar US Funding Trust IX LLC, Series 2018-2A, Class A2A, 3.15%, 8/10/21 (144A)	250,024
13,500,000(b)	Owl Rock CLO II, Ltd., Series 2019-2A, Class A1L, 2.885% (3 Month USD LIBOR + 175 bps), 1/20/31 (144A)	12,977,307
2,000,000(b)	Owl Rock CLO IV, Ltd., Series 2020-4A, Class A1, 3.17% (3 Month USD LIBOR + 262 bps), 5/20/29 (144A)	1,989,048
27,842	Oxford Finance Funding LLC, Series 2016-1A, Class A, 3.968%, 6/17/24 (144A)	27,967
1,312,500(b)	OZLM VIII, Ltd., Series 2014-8A, Class XRR, 1.835% (3 Month USD LIBOR + 70 bps), 10/17/29 (144A)	1,312,495
4,250,000(b)	Palmer Square Loan Funding, Ltd., Series 2018-1A, Class A2, 2.269% (3 Month USD LIBOR + 105 bps), 4/15/26 (144A)	4,159,241
1,000,000(b)	Palmer Square Loan Funding, Ltd., Series 2018-2A, Class D, 5.169% (3 Month USD LIBOR + 395 bps), 7/15/26 (144A)	896,896
1,141,114(b)	PARTS Student Loan Trust, Series 2007-CT1, Class A, 0.55% (3 Month USD LIBOR + 19 bps), 2/25/33 (144A)	1,101,463
228,803	Pawnee Equipment Receivables LLC, Series 2019-1, Class A1, 2.294%, 10/15/20 (144A)	228,957
10,000,000	Pawnee Equipment Receivables LLC, Series 2019-1, Class A2, 2.29%, 10/15/24 (144A)	10,055,820
30,000,000(b)	PFS Financing Corp., Series 2019-B, Class A, 0.735% (1 Month USD LIBOR + 55 bps), 9/15/23 (144A)	29,855,094
66,123(b)	Popular ABS Mortgage Pass-Through Trust, Series 2005-A, Class M1, 0.615% (1 Month USD LIBOR + 43 bps), 6/25/35	66,054
480,325	Prosper Marketplace Issuance Trust, Series 2019-1A, Class A, 3.54%, 4/15/25 (144A)	480,321
3,869,196	Prosper Marketplace Issuance Trust, Series 2019-4A, Class A, 2.48%, 2/17/26 (144A)	3,872,313
4,245,174	Purchasing Power Funding LLC, Series 2018-A, Class A, 3.34%, 8/15/22 (144A)	4,252,229
2,600,000	Purchasing Power Funding LLC, Series 2018-A, Class B, 3.58%, 8/15/22 (144A)	2,610,139
6,579,843(b)	RAAC Trust, Series 2006-RP1, Class M2, 1.385% (1 Month USD LIBOR + 120 bps), 10/25/45 (144A)	6,467,242
619,414(b)	RAMP Trust, Series 2005-EFC6, Class M2, 0.83% (1 Month USD LIBOR + 65 bps), 11/25/35	615,762
46,472(b)	RAMP Trust, Series 2006-EFC2, Class A3, 0.345% (1 Month USD LIBOR + 16 bps), 12/25/36	46,363
6,452(b)	RAMP Trust, Series 2006-RZ3, Class A3, 0.475% (1 Month USD LIBOR + 29 bps), 8/25/36	6,445
3,068,883(b)	RAMP Trust, Series 2006-RZ4, Class A3, 0.455% (1 Month USD LIBOR + 27 bps), 10/25/36	3,009,677
628,290(b)	RASC Trust, Series 2005-EMX4, Class M2, 0.845% (1 Month USD LIBOR + 66 bps), 11/25/35	627,407
1,085,721(b)	RASC Trust, Series 2005-KS1, Class M1, 0.86% (1 Month USD LIBOR + 68 bps), 2/25/35	1,078,140
358,334(b)	RASC Trust, Series 2005-KS7, Class M4, 1.055% (1 Month USD LIBOR + 87 bps), 8/25/35	358,143
433,349(b)	RASC Trust, Series 2005-KS8, Class M3, 0.665% (1 Month USD LIBOR + 48 bps), 8/25/35	432,790
51,856(b)	RASC Trust, Series 2005-KS11, Class M1, 0.585% (1 Month USD LIBOR + 40 bps), 12/25/35	51,855
586,381(b)	Ready Capital Mortgage Financing LLC, Series 2018-FL2, Class A, 1.035% (1 Month USD LIBOR + 85 bps), 6/25/35 (144A)	562,018
10,302,143(b)	ReadyCap Lending Small Business Loan Trust, Series 2019-2, Class A, 2.75% (PRIME + 50 bps), 12/27/44 (144A)	9,573,578
6,400,000	Republic FInance Issuance Trust, Series 2019-A, Class A, 3.43%, 11/22/27 (144A)	6,367,665
1,000,000(c)	RMF Buyout Issuance Trust, Series 2019-1, Class M1, 2.521%, 7/25/29 (144A)	1,005,412
7,500,000(b)	Rosy, Series 2018-1, Class A2, 4.99% (1 Month USD LIBOR + 325 bps), 12/15/25 (144A)	7,200,000
35,212(b)	Salomon Mortgage Loan Trust, Series 2001-CB4, Class 1A1, 1.085% (1 Month USD LIBOR + 90 bps), 11/25/33	34,499
11,000,000(b)	Santander Drive Auto Receivables Trust, Series 2020-1, Class A2B, 1.735% (1 Month USD LIBOR + 155 bps), 1/17/23	11,078,675
2,582,610(b)	Saxon Asset Securities Trust, Series 2006-2, Class A3C, 0.335% (1 Month USD LIBOR + 15 bps), 9/25/36	2,565,307
411,579	SCF Equipment Leasing LLC, Series 2017-1A, Class A, 3.77%, 1/20/23 (144A)	413,433
2,584,956	SCF Equipment Leasing LLC, Series 2017-2A, Class A, 3.41%, 12/20/23 (144A)	2,591,397
374,191	SCF Equipment Leasing LLC, Series 2018-1A, Class A2, 3.63%, 10/20/24 (144A)	377,081
8,045,262	SCF Equipment Leasing LLC, Series 2019-1A, Class A1, 3.04%, 3/20/23 (144A)	8,047,629
12,246,204	SCF Equipment Leasing LLC, Series 2019-2A, Class A1, 2.22%, 6/20/24 (144A)	12,303,005
19,870(b)	Securitized Asset Backed Receivables LLC Trust, Series 2005-OP2, Class M1, 0.615% (1 Month USD LIBOR + 43 bps), 10/25/35	19,652
704,491	Securitized Term Auto Receivables Trust, Series 2019-1A, Class A2, 2.862%, 5/25/21 (144A)	705,785
547,191(b)	Security National Mortgage Loan Trust, Series 2007-1A, Class 2A, 0.535% (1 Month USD LIBOR + 35 bps), 4/25/37 (144A)	541,827
2,472,871(b)	SG Mortgage Securities Trust, Series 2005-OPT1, Class M1, 0.615% (1 Month USD LIBOR + 43 bps), 10/25/35	2,456,334
7,919,012(b)	SLM Private Credit Student Loan Trust, Series 2007-A, Class A4A, 0.553% (3 Month USD LIBOR + 24 bps), 12/16/41	7,502,661
14,000,000(b)	SLM Student Loan Trust, Series 2006-10, Class A6, 1.141% (3 Month USD LIBOR + 15 bps), 3/25/44	13,059,950
6,065,899	Small Business Lending Trust, Series 2019-A, Class A, 2.85%, 7/15/26 (144A)	5,883,476
9,122,464	Small Business Lending Trust, Series 2020-A, Class A, 2.62%, 12/15/26 (144A)	8,797,260
1,000,000	Small Business Lending Trust, Series 2020-A, Class C, 5.01%, 12/15/26 (144A)	603,331
7,715,010	Sofi Consumer Loan Program LLC, Series 2016-1, Class A, 3.26%, 8/25/25 (144A)	7,768,801
160,977	Sofi Consumer Loan Program LLC, Series 2016-2, Class A, 3.09%, 10/27/25 (144A)	161,265
47,659	Sofi Consumer Loan Program LLC, Series 2016-3, Class A, 3.05%, 12/26/25 (144A)	47,710
Principal Amount USD ($)		Value
	ASSET BACKED SECURITIES - (continued)
501,838	Sofi Consumer Loan Program LLC, Series 2016-4, Class A, 3.18%, 11/25/25 (144A)	$503,432
1,470,679	Sofi Consumer Loan Program LLC, Series 2017-1, Class A, 3.28%, 1/26/26 (144A)	1,475,962
88,709	Sofi Consumer Loan Program LLC, Series 2017-3, Class A, 2.77%, 5/25/26 (144A)	89,231
4,300,000	Sofi Consumer Loan Program Trust, Series 2018-1, Class B, 3.65%, 2/25/27 (144A)	4,325,920
3,386,138	Sofi Consumer Loan Program Trust, Series 2019-1, Class A, 3.24%, 2/25/28 (144A)	3,420,328
1,751,905	Sofi Consumer Loan Program Trust, Series 2019-2, Class A, 3.01%, 4/25/28 (144A)	1,774,892
634,019(b)	Sofi Professional Loan Program LLC, Series 2015-B, Class A1, 1.235% (1 Month USD LIBOR + 105 bps), 4/25/35 (144A)	631,576
715,407(b)	Sofi Professional Loan Program LLC, Series 2015-C, Class A1, 1.235% (1 Month USD LIBOR + 105 bps), 8/27/35 (144A)	715,407
1,226,772(b)	Sofi Professional Loan Program LLC, Series 2015-D, Class A1, 1.685% (1 Month USD LIBOR + 150 bps), 10/27/36 (144A)	1,233,893
1,234,036(b)	Sofi Professional Loan Program LLC, Series 2016-A, Class A1, 1.935% (1 Month USD LIBOR + 175 bps), 8/25/36 (144A)	1,239,819
859,288(b)	Sofi Professional Loan Program LLC, Series 2016-B, Class A1, 1.385% (1 Month USD LIBOR + 120 bps), 6/25/33 (144A)	860,236
2,323,550(b)	Sofi Professional Loan Program LLC, Series 2016-C, Class A1, 1.285% (1 Month USD LIBOR + 110 bps), 10/27/36 (144A)	2,320,836
605,418(b)	Sofi Professional Loan Program LLC, Series 2016-D, Class A1, 1.135% (1 Month USD LIBOR + 95 bps), 1/25/39 (144A)	604,876
1,448,447(b)	Sofi Professional Loan Program LLC, Series 2016-E, Class A1, 1.035% (1 Month USD LIBOR + 85 bps), 7/25/39 (144A)	1,443,682
404,452(b)	Sofi Professional Loan Program LLC, Series 2017-A, Class A1, 0.885% (1 Month USD LIBOR + 70 bps), 3/26/40 (144A)	401,418
512,568(b)	Sofi Professional Loan Program LLC, Series 2017-C, Class A1, 0.785% (1 Month USD LIBOR + 60 bps), 7/25/40 (144A)	510,127
872,104(b)	Sofi Professional Loan Program LLC, Series 2017-E, Class A1, 0.685% (1 Month USD LIBOR + 50 bps), 11/26/40 (144A)	870,137
1,243,013(b)	Sofi Professional Loan Program LLC, Series 2018-A, Class A1, 0.535% (1 Month USD LIBOR + 35 bps), 2/25/42 (144A)	1,232,597
396,563	Sofi Professional Loan Program LLC, Series 2018-A, Class A2A, 2.39%, 2/25/42 (144A)	397,425
6,545,021	Sofi Professional Loan Program LLC, Series 2019-C, Class A1FX, 2.13%, 11/16/48 (144A)	6,589,020
1,667,422	Sofi Professional Loan Program Trust, Series 2018-B, Class A1FX, 2.64%, 8/25/47 (144A)	1,671,567
2,000,000(b)	Sound Point CLO XXV, Ltd., Series 2019-4A, Class X, 2.481% (3 Month USD LIBOR + 65 bps), 1/15/33 (144A)	1,999,980
14,799,282	Springleaf Funding Trust, Series 2015-BA, Class A, 3.48%, 5/15/28 (144A)	14,761,500
6,000,000(b)	Starwood Waypoint Homes Trust, Series 2017-1, Class E, 2.785% (1 Month USD LIBOR + 260 bps), 1/17/35 (144A)	5,874,317
2,019(b)	Structured Asset Investment Loan Trust, Series 2004-10, Class A7, 1.245% (1 Month USD LIBOR + 106 bps), 11/25/34	2,019
141,322(b)	Structured Asset Investment Loan Trust, Series 2005-HE1, Class M1, 0.655% (1 Month USD LIBOR + 47 bps), 7/25/35	141,663
3,009,482(b)	Structured Asset Investment Loan Trust, Series 2005-HE3, Class M1, 0.905% (1 Month USD LIBOR + 72 bps), 9/25/35	2,965,359
83,358(b)	Structured Asset Securities Corp. Mortgage Loan Trust, Series 2005-NC2, Class M4, 0.89% (1 Month USD LIBOR + 71 bps), 5/25/35	82,025
3,980,513(b)	Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-OPT1, Class A1, 0.365% (1 Month USD LIBOR + 18 bps), 4/25/36	3,773,670
1,510,274(b)	Structured Asset Securities Corp. Mortgage Loan Trust, Series 2007-TC1, Class A, 0.485% (1 Month USD LIBOR + 30 bps), 4/25/31 (144A)	1,497,332
38,178(b)	Structured Asset Securities Corp. Trust, Series 2005-AR1, Class M1, 0.615% (1 Month USD LIBOR + 43 bps), 9/25/35	38,170
250,000(b)	Symphony CLO XIX, Ltd., Series 2018-19A, Class X, 1.676% (3 Month USD LIBOR + 50 bps), 4/16/31 (144A)	249,999
1,382,355	Tax Ease Funding LLC, Series 2016-1A, Class A, 3.131%, 6/15/28 (144A)	1,385,840
339,987	TCF Auto Receivables Owner Trust, Series 2016-PT1A, Class A, 1.93%, 6/15/22 (144A)	340,631
4,228,148(b)	Terwin Mortgage Trust, Series 2006-3, Class 1A2, 0.415% (1 Month USD LIBOR + 23 bps), 4/25/37 (144A)	4,180,773
500,000(b)	THL Credit Wind River CLO, Ltd., Series 2015-1A, Class X, 1.785% (3 Month USD LIBOR + 65 bps), 10/20/30 (144A)	498,066
31,182,000	Tidewater Auto Receivables Trust, Series 2020-AA, Class A2, 1.39%, 8/15/24 (144A)	31,338,066
2,750,000	Tidewater Auto Receivables Trust, Series 2020-AA, Class E, 3.35%, 7/17/28 (144A)	2,639,841
2,539,268	TLF National Tax Lien Trust, Series 2017-1A, Class A, 3.09%, 12/15/29 (144A)	2,555,601
12,354,682(b)	Towd Point Asset Trust, Series 2018-SL1, Class A, 0.768% (1 Month USD LIBOR + 60 bps), 1/25/46 (144A)	12,055,369
11,000,000(b)	Towd Point Asset Trust, Series 2018-SL1, Class B, 1.218% (1 Month USD LIBOR + 105 bps), 1/25/46 (144A)	10,084,859
437,184(c)	Towd Point Mortgage Trust, Series 2015-4, Class A1, 3.5%, 4/25/55 (144A)	442,571
2,117,917(c)	Towd Point Mortgage Trust, Series 2015-5, Class A1B, 2.75%, 5/25/55 (144A)	2,132,113
881,562(c)	Towd Point Mortgage Trust, Series 2017-5, Class XA, 3.5%, 2/25/57 (144A)	880,801
6,593,913(c)	Towd Point Mortgage Trust, Series 2018-SJ1, Class XA, 5.0%, 10/25/58 (144A)	6,705,035
1,658,562(c)	Towd Point Mortgage Trust, Series 2019-HY1, Class XA, 5.0%, 10/25/48 (144A)	1,652,966
5,601,552(b)	Towd Point Mortgage Trust, Series 2019-HY2, Class A1, 1.185% (1 Month USD LIBOR + 100 bps), 5/25/58 (144A)	5,568,899
3,731,143(c)	Towd Point Mortgage Trust, Series 2019-HY2, Class XA, 5.0%, 5/25/58 (144A)	3,732,751
10,207,055	Towd Point Mortgage Trust, Series 2019-HY3, Class XA, 4.5%, 10/25/59 (144A)	10,093,246
2,697,206(c)	Towd Point Mortgage Trust, Series 2019-SJ1, Class XA, 5.0%, 11/25/58 (144A)	2,682,253
Principal Amount USD ($)		Value
	ASSET BACKED SECURITIES - (continued)
2,393,539(c)	Towd Point Mortgage Trust, Series 2019-SJ2, Class XA, 5.0%, 11/25/58 (144A)	$2,427,852
14,414,296(c)	Towd Point Mortgage Trust, Series 2019-SJ3, Class A1, 3.0%, 11/25/59 (144A)	14,641,889
12,461,739(c)	Towd Point Mortgage Trust, Series 2019-SJ3, Class XA, 4.5%, 11/25/59 (144A)	12,586,356
13,750,000(b)	Trafigura Securitisation Finance Plc, Series 2018-1A, Class A1, 0.915% (1 Month USD LIBOR + 73 bps), 3/15/22 (144A)	13,703,168
2,500,000	Trafigura Securitisation Finance Plc, Series 2018-1A, Class B, 4.29%, 3/15/22 (144A)	2,490,503
2,153,846(b)	Tralee CLO V, Ltd., Series 2018-5A, Class AX, 1.835% (3 Month USD LIBOR + 70 bps), 10/20/28 (144A)	2,153,838
16,400,000(b)	TRTX Issuer, Ltd., Series 2019-FL3, Class C, 2.294% (1 Month USD LIBOR + 210 bps), 9/15/34 (144A)	13,843,558
12,000,000	United Auto Credit Securitization Trust, Series 2018-1, Class E, 4.84%, 8/10/23 (144A)	12,210,541
8,680,000	United Auto Credit Securitization Trust, Series 2019-1, Class B, 3.03%, 4/10/24 (144A)	8,720,200
9,000,000	United Auto Credit Securitization Trust, Series 2020-1, Class A, 0.85%, 5/10/22 (144A)	9,007,200
9,840,440	Upstart Securitization Trust, Series 2019-2, Class A, 2.897%, 9/20/29 (144A)	9,880,470
14,691,549	Upstart Securitization Trust, Series 2019-3, Class A, 2.684%, 1/21/30 (144A)	14,775,987
23,596,432	Upstart Securitization Trust, Series 2020-1, Class A, 2.322%, 4/22/30 (144A)	23,614,143
6,310,943	US Auto Funding LLC, Series 2019-1A, Class A, 3.61%, 4/15/22 (144A)	6,340,455
171,053(b)	Venture 32 CLO, Ltd., Series 2018-32RR, Class AX, 1.885% (3 Month USD LIBOR + 75 bps), 7/19/31 (144A)	171,047
1,311,529(b)	Venture XXI CLO, Ltd., Series 2015-21A, Class AR, 2.099% (3 Month USD LIBOR + 88 bps), 7/15/27 (144A)	1,295,109
1,265,157(b)	Verizon Owner Trust, Series 2017-3A, Class A1B, 0.46% (1 Month USD LIBOR + 27 bps), 4/20/22 (144A)	1,265,771
10,010,000(b)	Verizon Owner Trust, Series 2019-A, Class A1B, 0.52% (1 Month USD LIBOR + 33 bps), 9/20/23	10,016,114
23,500,000(b)	Verizon Owner Trust, Series 2019-C, Class A1B, 0.61% (1 Month USD LIBOR + 42 bps), 4/22/24	23,559,100
27,000,000(b)	Verizon Owner Trust, Series 2020-A, Class A1B, 0.46% (1 Month USD LIBOR + 27 bps), 7/22/24	26,916,778
143,178	Veros Automobile Receivables Trust, Series 2018-1, Class A, 3.63%, 5/15/23 (144A)	143,252
20,566,725	Veros Automobile Receivables Trust, Series 2020-1, Class A, 1.67%, 9/15/23 (144A)	20,540,622
2,000,000	Veros Automobile Receivables Trust, Series 2020-1, Class B, 2.19%, 6/16/25 (144A)	1,994,574
6,500,000	Volvo Financial Equipment LLC, Series 2019-2A, Class A2, 2.02%, 8/15/22 (144A)	6,545,432
11,250,000(b)	Volvo Financial Equipment Master Owner Trust, Series 2018-A, Class A, 0.705% (1 Month USD LIBOR + 52 bps), 7/17/23 (144A)	11,183,626
1,392,056	Westgate Resorts LLC, Series 2017-1A, Class B, 4.05%, 12/20/30 (144A)	1,351,148
3,152,312	Westgate Resorts LLC, Series 2018-1A, Class B, 3.58%, 12/20/31 (144A)	3,036,038
488,730	Westgate Resorts LLC, Series 2018-1A, Class C, 4.1%, 12/20/31 (144A)	465,386
9,511(b)	Wilshire Mortgage Loan Trust, Series 1997-2, Class A6, 0.465% (1 Month USD LIBOR + 28 bps), 5/25/28	9,380
	TOTAL ASSET BACKED SECURITIES
	(Cost $1,622,700,485)	$1,605,639,963
	COLLATERALIZED MORTGAGE OBLIGATIONS - 14.1% of Net Assets
28,575(b)	Alternative Loan Trust, Series 2004-6CB, Class A, 0.765% (1 Month USD LIBOR + 58 bps), 5/25/34	$28,524
200,985(b)	Bear Stearns ALT-A Trust, Series 2004-12, Class 1A2, 1.025% (1 Month USD LIBOR + 84 bps), 1/25/35	199,875
551,165(b)	Bear Stearns ALT-A Trust, Series 2004-12, Class 1A3, 0.885% (1 Month USD LIBOR + 70 bps), 1/25/35	547,061
271,879(b)	Bear Stearns ALT-A Trust, Series 2004-12, Class 1A4, 1.025% (1 Month USD LIBOR + 84 bps), 1/25/35	269,745
95,127(c)	Bear Stearns Mortgage Securities, Inc., Series 1997-6, Class 3B1, 3.909%, 6/25/30	95,515
3,454,553(b)	Bellemeade Re, Ltd., Series 2017-1, Class M2, 3.535% (1 Month USD LIBOR + 335 bps), 10/25/27 (144A)	3,266,664
6,533,876(b)	Bellemeade Re, Ltd., Series 2018-1A, Class M1B, 1.785% (1 Month USD LIBOR + 160 bps), 4/25/28 (144A)	6,467,776
2,319,316(b)	Bellemeade Re, Ltd., Series 2018-3A, Class M1B, 2.035% (1 Month USD LIBOR + 185 bps), 10/25/28 (144A)	2,297,070
6,125,000(b)	Bellemeade Re, Ltd., Series 2018-3A, Class M2, 2.935% (1 Month USD LIBOR + 275 bps), 10/25/28 (144A)	5,625,234
8,448(b)	Bellemeade Re, Ltd., Series 2019-1A, Class M1A, 1.485% (1 Month USD LIBOR + 130 bps), 3/25/29 (144A)	8,413
5,140,000(b)	Bellemeade Re, Ltd., Series 2019-1A, Class M1B, 1.935% (1 Month USD LIBOR + 175 bps), 3/25/29 (144A)	4,785,052
2,800,000(b)	Bellemeade Re, Ltd., Series 2019-3A, Class B1, 2.685% (1 Month USD LIBOR + 250 bps), 7/25/29 (144A)	2,261,893
10,671,000(b)	Bellemeade Re, Ltd., Series 2019-3A, Class M1B, 1.785% (1 Month USD LIBOR + 160 bps), 7/25/29 (144A)	10,338,531
10,150,000(b)	Bellemeade Re, Ltd., Series 2019-4A, Class M1B, 2.185% (1 Month USD LIBOR + 200 bps), 10/25/29 (144A)	9,762,499
6,901,884(b)	Brass NO 8 Plc, Series 8A, Class A1, 1.086% (3 Month USD LIBOR + 70 bps), 11/16/66 (144A)	6,765,763
87,598(b)	CHL Mortgage Pass-Through Trust, Series 2003-15, Class 1A1, 0.685% (1 Month USD LIBOR + 50 bps), 6/25/18	85,846
650	Citicorp Mortgage Securities REMIC Pass-Through Certificates Trust, Series 2005-4, Class 2A1, 5.0%, 7/25/20	661
20,851,310(b)	Connecticut Avenue Securities Trust, Series 2019-HRP1, Class M2, 2.335% (1 Month USD LIBOR + 215 bps), 11/25/39 (144A)	19,099,790
14,271,701(b)	Connecticut Avenue Securities Trust, Series 2019-R01, Class 2M2, 2.635% (1 Month USD LIBOR + 245 bps), 7/25/31 (144A)	13,922,900
Principal Amount USD ($)		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
4,050,440(b)	Connecticut Avenue Securities Trust, Series 2019-R05, Class 1ED1, 0.685% (1 Month USD LIBOR + 50 bps), 7/25/39 (144A)	$3,953,250
5,407,166(b)	Connecticut Avenue Securities Trust, Series 2020-R01, Class 1M1, 0.985% (1 Month USD LIBOR + 80 bps), 1/25/40 (144A)	5,376,409
861,002(b)	Connecticut Avenue Securities Trust, Series 2020-R02, Class 2M1, 0.935% (1 Month USD LIBOR + 75 bps), 1/25/40 (144A)	851,773
68,376(b)	CSFB Mortgage-Backed Pass-Through Certificates, Series 2004-AR5, Class 11A2, 0.925% (1 Month USD LIBOR + 74 bps), 6/25/34	66,760
6,976(c)	CSMC Trust, Series 2014-SAF1, Class A12, 4.0%, 3/25/44 (144A)	6,967
919,998(b)	Deer Creek CLO, Ltd., Series 2017-1A, Class X, 2.135% (3 Month USD LIBOR + 100 bps), 10/20/30 (144A)	919,982
3,451,610(b)	Eagle Re, Ltd., Series 2018-1, Class M1, 1.885% (1 Month USD LIBOR + 170 bps), 11/25/28 (144A)	3,339,884
6,292,367(b)	Eagle Re, Ltd., Series 2019-1, Class M1B, 1.985% (1 Month USD LIBOR + 180 bps), 4/25/29 (144A)	6,240,356
11,364,000(b)	Eagle Re, Ltd., Series 2020-1, Class M1A, 1.085% (1 Month USD LIBOR + 90 bps), 1/25/30 (144A)	11,196,190
5,653,380(b)	Fannie Mae Connecticut Avenue Securities, Series 2016-C02, Class 1M2, 6.185% (1 Month USD LIBOR + 600 bps), 9/25/28	5,862,366
12,159,020(b)	Fannie Mae Connecticut Avenue Securities, Series 2016-C03, Class 2M2, 6.085% (1 Month USD LIBOR + 590 bps), 10/25/28	12,638,930
5,718,252(b)	Fannie Mae Connecticut Avenue Securities, Series 2017-C01, Class 1M2, 3.735% (1 Month USD LIBOR + 355 bps), 7/25/29	5,813,577
4,311,199(b)	Fannie Mae Connecticut Avenue Securities, Series 2017-C05, Class 1M2, 2.385% (1 Month USD LIBOR + 220 bps), 1/25/30	4,221,380
10,526,604(b)	Fannie Mae Connecticut Avenue Securities, Series 2017-C05, Class 1M2B, 2.385% (1 Month USD LIBOR + 220 bps), 1/25/30	10,312,040
1,388,497(b)	Fannie Mae Connecticut Avenue Securities, Series 2017-C06, Class 2M2A, 2.985% (1 Month USD LIBOR + 280 bps), 2/25/30	1,387,403
6,778,818(b)	Fannie Mae Connecticut Avenue Securities, Series 2017-C07, Class 1M2A, 2.585% (1 Month USD LIBOR + 240 bps), 5/25/30	6,763,588
11,102,681(b)	Fannie Mae Connecticut Avenue Securities, Series 2018-C04, Class 2M2, 2.735% (1 Month USD LIBOR + 255 bps), 12/25/30	10,925,691
12,830,043(b)	Fannie Mae Connecticut Avenue Securities, Series 2018-C05, Class 1M2, 2.535% (1 Month USD LIBOR + 235 bps), 1/25/31	12,544,239
6,263,503(b)	Fannie Mae Connecticut Avenue Securities, Series 2018-C06, Class 1M2, 2.185% (1 Month USD LIBOR + 200 bps), 3/25/31	6,012,252
279,921(b)	Federal Home Loan Mortgage Corp. REMICS, Series 1695, Class EG, 1.234% (1 Month USD LIBOR + 105 bps), 3/15/24	281,423
150,072(b)	Federal Home Loan Mortgage Corp. REMICS, Series 2106, Class F, 0.635% (1 Month USD LIBOR + 45 bps), 12/15/28	149,990
89,851(b)	Federal Home Loan Mortgage Corp. REMICS, Series 2122, Class FD, 0.535% (1 Month USD LIBOR + 35 bps), 2/15/29	87,600
31,766(b)	Federal Home Loan Mortgage Corp. REMICS, Series 2156, Class FQ, 0.535% (1 Month USD LIBOR + 35 bps), 5/15/29	31,245
175,930(b)	Federal Home Loan Mortgage Corp. REMICS, Series 2186, Class FY, 0.785% (1 Month USD LIBOR + 60 bps), 4/15/28	176,438
38,295(b)	Federal Home Loan Mortgage Corp. REMICS, Series 2368, Class AF, 1.135% (1 Month USD LIBOR + 95 bps), 10/15/31	38,873
41,961(b)	Federal Home Loan Mortgage Corp. REMICS, Series 2377, Class FE, 0.785% (1 Month USD LIBOR + 60 bps), 11/15/31	42,140
110,072(b)	Federal Home Loan Mortgage Corp. REMICS, Series 2411, Class FR, 0.785% (1 Month USD LIBOR + 60 bps), 6/15/31	110,523
79,087(b)	Federal Home Loan Mortgage Corp. REMICS, Series 2432, Class FH, 0.885% (1 Month USD LIBOR + 70 bps), 3/15/32	79,728
234,696(b)	Federal Home Loan Mortgage Corp. REMICS, Series 2439, Class F, 1.185% (1 Month USD LIBOR + 100 bps), 3/15/32	238,827
323,928(b)	Federal Home Loan Mortgage Corp. REMICS, Series 2470, Class AF, 1.185% (1 Month USD LIBOR + 100 bps), 3/15/32	329,606
198,291(b)	Federal Home Loan Mortgage Corp. REMICS, Series 2471, Class FD, 1.185% (1 Month USD LIBOR + 100 bps), 3/15/32	201,781
50,536(b)	Federal Home Loan Mortgage Corp. REMICS, Series 2498, Class FQ, 0.785% (1 Month USD LIBOR + 60 bps), 9/15/32	50,757
85,133(b)	Federal Home Loan Mortgage Corp. REMICS, Series 2543, Class EF, 0.535% (1 Month USD LIBOR + 35 bps), 12/15/32	84,837
375,201(b)	Federal Home Loan Mortgage Corp. REMICS, Series 2551, Class FD, 0.585% (1 Month USD LIBOR + 40 bps), 1/15/33	376,449
223,453(b)	Federal Home Loan Mortgage Corp. REMICS, Series 2567, Class FJ, 0.585% (1 Month USD LIBOR + 40 bps), 2/15/33	222,931
107,429(b)	Federal Home Loan Mortgage Corp. REMICS, Series 2577, Class FA, 0.735% (1 Month USD LIBOR + 55 bps), 2/15/33	107,726
8,683(b)	Federal Home Loan Mortgage Corp. REMICS, Series 2585, Class FD, 0.685% (1 Month USD LIBOR + 50 bps), 12/15/32	8,692
129,832(b)	Federal Home Loan Mortgage Corp. REMICS, Series 2614, Class FV, 1.673% (1 Month USD LIBOR + 150 bps), 5/15/33	133,484
176,089(b)	Federal Home Loan Mortgage Corp. REMICS, Series 2631, Class FC, 0.585% (1 Month USD LIBOR + 40 bps), 6/15/33	176,681
Principal Amount USD ($)		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
89(b)	Federal Home Loan Mortgage Corp. REMICS, Series 2647, Class XF, 0.435% (1 Month USD LIBOR + 25 bps), 7/15/21	$89
113,396(b)	Federal Home Loan Mortgage Corp. REMICS, Series 2711, Class FA, 1.185% (1 Month USD LIBOR + 100 bps), 11/15/33	115,059
206,542(b)	Federal Home Loan Mortgage Corp. REMICS, Series 2916, Class NF, 0.435% (1 Month USD LIBOR + 25 bps), 1/15/35	205,818
355,252(b)	Federal Home Loan Mortgage Corp. REMICS, Series 2976, Class LF, 0.525% (1 Month USD LIBOR + 34 bps), 5/15/35	354,537
175,361(b)	Federal Home Loan Mortgage Corp. REMICS, Series 3012, Class FE, 0.435% (1 Month USD LIBOR + 25 bps), 8/15/35	174,925
115,335(b)	Federal Home Loan Mortgage Corp. REMICS, Series 3042, Class PF, 0.435% (1 Month USD LIBOR + 25 bps), 8/15/35	114,891
66,356(b)	Federal Home Loan Mortgage Corp. REMICS, Series 3067, Class FA, 0.535% (1 Month USD LIBOR + 35 bps), 11/15/35	66,245
72,594(b)	Federal Home Loan Mortgage Corp. REMICS, Series 3102, Class FG, 0.485% (1 Month USD LIBOR + 30 bps), 1/15/36	72,435
95,902(b)	Federal Home Loan Mortgage Corp. REMICS, Series 3117, Class EF, 0.535% (1 Month USD LIBOR + 35 bps), 2/15/36	95,691
313,218(b)	Federal Home Loan Mortgage Corp. REMICS, Series 3117, Class FE, 0.485% (1 Month USD LIBOR + 30 bps), 2/15/36	311,969
211,539(b)	Federal Home Loan Mortgage Corp. REMICS, Series 3122, Class FP, 0.485% (1 Month USD LIBOR + 30 bps), 3/15/36	211,039
134,519(b)	Federal Home Loan Mortgage Corp. REMICS, Series 3147, Class PF, 0.485% (1 Month USD LIBOR + 30 bps), 4/15/36	134,212
307,412(b)	Federal Home Loan Mortgage Corp. REMICS, Series 3173, Class FC, 0.605% (1 Month USD LIBOR + 42 bps), 6/15/36	307,295
704,795(b)	Federal Home Loan Mortgage Corp. REMICS, Series 3175, Class FE, 0.495% (1 Month USD LIBOR + 31 bps), 6/15/36	700,368
371,389(b)	Federal Home Loan Mortgage Corp. REMICS, Series 3181, Class HF, 0.685% (1 Month USD LIBOR + 50 bps), 7/15/36	373,059
18,016(b)	Federal Home Loan Mortgage Corp. REMICS, Series 3191, Class FE, 0.585% (1 Month USD LIBOR + 40 bps), 7/15/36	18,028
256,432(b)	Federal Home Loan Mortgage Corp. REMICS, Series 3221, Class FW, 0.605% (1 Month USD LIBOR + 42 bps), 9/15/36	257,659
74,433(b)	Federal Home Loan Mortgage Corp. REMICS, Series 3222, Class FN, 0.585% (1 Month USD LIBOR + 40 bps), 9/15/36	74,344
260,167(b)	Federal Home Loan Mortgage Corp. REMICS, Series 3239, Class EF, 0.535% (1 Month USD LIBOR + 35 bps), 11/15/36	259,792
139,231(b)	Federal Home Loan Mortgage Corp. REMICS, Series 3239, Class FB, 0.535% (1 Month USD LIBOR + 35 bps), 11/15/36	139,039
226,443(b)	Federal Home Loan Mortgage Corp. REMICS, Series 3247, Class FA, 0.435% (1 Month USD LIBOR + 25 bps), 8/15/36	225,217
627,057(b)	Federal Home Loan Mortgage Corp. REMICS, Series 3266, Class F, 0.485% (1 Month USD LIBOR + 30 bps), 1/15/37	623,737
196,492(b)	Federal Home Loan Mortgage Corp. REMICS, Series 3307, Class FT, 0.425% (1 Month USD LIBOR + 24 bps), 7/15/34	195,240
32,073(b)	Federal Home Loan Mortgage Corp. REMICS, Series 3315, Class F, 0.525% (1 Month USD LIBOR + 34 bps), 5/15/37	32,007
452,665(b)	Federal Home Loan Mortgage Corp. REMICS, Series 3373, Class FB, 0.765% (1 Month USD LIBOR + 58 bps), 10/15/37	456,112
77,287(b)	Federal Home Loan Mortgage Corp. REMICS, Series 3376, Class FM, 0.805% (1 Month USD LIBOR + 62 bps), 10/15/37	78,007
614	Federal Home Loan Mortgage Corp. REMICS, Series 3455, Class BD, 4.5%, 6/15/23	613
22,746(b)	Federal Home Loan Mortgage Corp. REMICS, Series 3560, Class FA, 1.435% (1 Month USD LIBOR + 125 bps), 5/15/37	23,536
262,595(b)	Federal Home Loan Mortgage Corp. REMICS, Series 3610, Class FA, 0.885% (1 Month USD LIBOR + 70 bps), 12/15/39	264,784
72,924	Federal Home Loan Mortgage Corp. REMICS, Series 3706, Class C, 2.0%, 8/15/20	72,961
143,993(b)	Federal Home Loan Mortgage Corp. REMICS, Series 3708, Class PF, 0.535% (1 Month USD LIBOR + 35 bps), 7/15/40	143,885
21,472	Federal Home Loan Mortgage Corp. REMICS, Series 3760, Class KH, 2.0%, 11/15/20	21,497
52,701(b)	Federal Home Loan Mortgage Corp. REMICS, Series 3767, Class JF, 0.485% (1 Month USD LIBOR + 30 bps), 2/15/39	52,742
62,496	Federal Home Loan Mortgage Corp. REMICS, Series 3778, Class D, 3.5%, 3/15/25	62,477
2,583(b)	Federal Home Loan Mortgage Corp. REMICS, Series 3780, Class FE, 0.585% (1 Month USD LIBOR + 40 bps), 12/15/20	2,583
84,452(b)	Federal Home Loan Mortgage Corp. REMICS, Series 3784, Class F, 0.585% (1 Month USD LIBOR + 40 bps), 7/15/23	84,165
21,702(b)	Federal Home Loan Mortgage Corp. REMICS, Series 3792, Class DF, 0.585% (1 Month USD LIBOR + 40 bps), 11/15/40	21,577
30,989(b)	Federal Home Loan Mortgage Corp. REMICS, Series 3867, Class FD, 0.535% (1 Month USD LIBOR + 35 bps), 5/15/41	30,951
91,020(b)	Federal Home Loan Mortgage Corp. REMICS, Series 3914, Class LF, 0.385% (1 Month USD LIBOR + 20 bps), 8/15/26	90,534
94,470(b)	Federal Home Loan Mortgage Corp. REMICS, Series 3960, Class FB, 0.485% (1 Month USD LIBOR + 30 bps), 2/15/30	94,386
Principal Amount USD ($)		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
199,970(b)	Federal Home Loan Mortgage Corp. REMICS, Series 3970, Class GF, 0.485% (1 Month USD LIBOR + 30 bps), 9/15/26	$199,652
397,210(b)	Federal Home Loan Mortgage Corp. REMICS, Series 3982, Class FL, 0.735% (1 Month USD LIBOR + 55 bps), 12/15/39	398,513
157,349(b)	Federal Home Loan Mortgage Corp. REMICS, Series 4056, Class QF, 0.535% (1 Month USD LIBOR + 35 bps), 12/15/41	157,248
143,931(b)	Federal Home Loan Mortgage Corp. Strips, Series 237, Class F14, 0.585% (1 Month USD LIBOR + 40 bps), 5/15/36	143,887
125,246(b)	Federal Home Loan Mortgage Corp. Strips, Series 239, Class F29, 0.435% (1 Month USD LIBOR + 25 bps), 8/15/36	125,141
541,442(b)	Federal Home Loan Mortgage Corp. Strips, Series 239, Class F30, 0.485% (1 Month USD LIBOR + 30 bps), 8/15/36	538,508
164,375(b)	Federal Home Loan Mortgage Corp. Strips, Series 244, Class F22, 0.535% (1 Month USD LIBOR + 35 bps), 12/15/36	164,814
9,197(b)	Federal National Mortgage Association REMICS, Series 1991-124, Class FA, 1.085% (1 Month USD LIBOR + 90 bps), 9/25/21	9,185
24,457(b)	Federal National Mortgage Association REMICS, Series 1993-230, Class FA, 0.768% (1 Month USD LIBOR + 60 bps), 12/25/23	24,295
63,698(b)	Federal National Mortgage Association REMICS, Series 1993-247, Class FA, 2.14% (11th District Cost of Funds Index + 140 bps), 12/25/23	64,571
63,698(b)	Federal National Mortgage Association REMICS, Series 1993-247, Class FE, 1.185% (1 Month USD LIBOR + 100 bps), 12/25/23	64,132
123,428(b)	Federal National Mortgage Association REMICS, Series 1994-40, Class FC, 0.685% (1 Month USD LIBOR + 50 bps), 3/25/24	124,523
17,922(b)	Federal National Mortgage Association REMICS, Series 1997-46, Class FA, 0.694% (1 Month USD LIBOR + 50 bps), 7/18/27	17,720
52,498(b)	Federal National Mortgage Association REMICS, Series 1998-21, Class F, 0.52% (1 Year CMT Index + 35 bps), 3/25/28	52,205
3,427(b)	Federal National Mortgage Association REMICS, Series 1999-49, Class FB, 0.685% (1 Month USD LIBOR + 50 bps), 3/25/23	3,419
37,089(b)	Federal National Mortgage Association REMICS, Series 2000-47, Class FD, 0.735% (1 Month USD LIBOR + 55 bps), 12/25/30	37,183
147,357(b)	Federal National Mortgage Association REMICS, Series 2001-35, Class F, 0.785% (1 Month USD LIBOR + 60 bps), 7/25/31	147,975
60,588(b)	Federal National Mortgage Association REMICS, Series 2001-37, Class F, 0.685% (1 Month USD LIBOR + 50 bps), 8/25/31	60,640
304,514(b)	Federal National Mortgage Association REMICS, Series 2001-50, Class FQ, 0.785% (1 Month USD LIBOR + 60 bps), 11/25/31	305,792
133,986(b)	Federal National Mortgage Association REMICS, Series 2001-65, Class F, 0.785% (1 Month USD LIBOR + 60 bps), 11/25/31	134,548
95,887(b)	Federal National Mortgage Association REMICS, Series 2001-69, Class FA, 0.785% (1 Month USD LIBOR + 60 bps), 7/25/31	96,288
275,540(b)	Federal National Mortgage Association REMICS, Series 2001-72, Class FB, 1.085% (1 Month USD LIBOR + 90 bps), 12/25/31	279,391
72,073(b)	Federal National Mortgage Association REMICS, Series 2001-81, Class FL, 0.844% (1 Month USD LIBOR + 65 bps), 1/18/32	72,430
122,077(b)	Federal National Mortgage Association REMICS, Series 2002-1, Class FC, 0.885% (1 Month USD LIBOR + 70 bps), 1/25/32	123,013
379,072(b)	Federal National Mortgage Association REMICS, Series 2002-13, Class FD, 1.085% (1 Month USD LIBOR + 90 bps), 3/25/32	383,302
264,711(b)	Federal National Mortgage Association REMICS, Series 2002-34, Class FA, 0.694% (1 Month USD LIBOR + 50 bps), 5/18/32	265,767
194,547(b)	Federal National Mortgage Association REMICS, Series 2002-56, Class FN, 1.185% (1 Month USD LIBOR + 100 bps), 7/25/32	198,051
27,130(b)	Federal National Mortgage Association REMICS, Series 2002-58, Class FD, 0.785% (1 Month USD LIBOR + 60 bps), 8/25/32	27,250
124,066(b)	Federal National Mortgage Association REMICS, Series 2002-77, Class F, 0.785% (1 Month USD LIBOR + 60 bps), 12/25/32	125,224
92,027(b)	Federal National Mortgage Association REMICS, Series 2002-82, Class FB, 0.685% (1 Month USD LIBOR + 50 bps), 12/25/32	92,122
117,014(b)	Federal National Mortgage Association REMICS, Series 2002-90, Class FH, 0.685% (1 Month USD LIBOR + 50 bps), 9/25/32	117,132
58,442(b)	Federal National Mortgage Association REMICS, Series 2002-92, Class FB, 0.835% (1 Month USD LIBOR + 65 bps), 4/25/30	58,762
132,667(b)	Federal National Mortgage Association REMICS, Series 2002-93, Class FH, 0.685% (1 Month USD LIBOR + 50 bps), 1/25/33	133,578
108,293(b)	Federal National Mortgage Association REMICS, Series 2003-7, Class FA, 0.935% (1 Month USD LIBOR + 75 bps), 2/25/33	109,348
218,067(b)	Federal National Mortgage Association REMICS, Series 2003-8, Class FJ, 0.535% (1 Month USD LIBOR + 35 bps), 2/25/33	217,491
319,761(b)	Federal National Mortgage Association REMICS, Series 2003-31, Class FM, 0.685% (1 Month USD LIBOR + 50 bps), 4/25/33	321,982
148,834(b)	Federal National Mortgage Association REMICS, Series 2003-42, Class JF, 0.685% (1 Month USD LIBOR + 50 bps), 5/25/33	148,993
88,750(b)	Federal National Mortgage Association REMICS, Series 2003-49, Class FY, 0.585% (1 Month USD LIBOR + 40 bps), 6/25/23	88,645
Principal Amount USD ($)		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
225,606(b)	Federal National Mortgage Association REMICS, Series 2003-107, Class FD, 0.685% (1 Month USD LIBOR + 50 bps), 11/25/33	$225,976
192,074(b)	Federal National Mortgage Association REMICS, Series 2004-52, Class FW, 0.585% (1 Month USD LIBOR + 40 bps), 7/25/34	192,263
56,194(b)	Federal National Mortgage Association REMICS, Series 2004-54, Class FN, 0.635% (1 Month USD LIBOR + 45 bps), 7/25/34	56,345
481,252(b)	Federal National Mortgage Association REMICS, Series 2004-79, Class FM, 0.485% (1 Month USD LIBOR + 30 bps), 11/25/24	480,577
49,458(b)	Federal National Mortgage Association REMICS, Series 2004-91, Class HF, 0.485% (1 Month USD LIBOR + 30 bps), 11/25/34	49,506
204,446(b)	Federal National Mortgage Association REMICS, Series 2005-83, Class KT, 0.485% (1 Month USD LIBOR + 30 bps), 10/25/35	203,806
271,125(b)	Federal National Mortgage Association REMICS, Series 2005-83, Class LF, 0.495% (1 Month USD LIBOR + 31 bps), 2/25/35	270,688
40,726(b)	Federal National Mortgage Association REMICS, Series 2006-11, Class FB, 0.485% (1 Month USD LIBOR + 30 bps), 3/25/36	40,726
116,590(b)	Federal National Mortgage Association REMICS, Series 2006-33, Class FH, 0.535% (1 Month USD LIBOR + 35 bps), 5/25/36	116,214
349,731(b)	Federal National Mortgage Association REMICS, Series 2006-34, Class FA, 0.495% (1 Month USD LIBOR + 31 bps), 5/25/36	348,643
241,528(b)	Federal National Mortgage Association REMICS, Series 2006-42, Class CF, 0.635% (1 Month USD LIBOR + 45 bps), 6/25/36	242,064
95,338(b)	Federal National Mortgage Association REMICS, Series 2006-56, Class FC, 0.475% (1 Month USD LIBOR + 29 bps), 7/25/36	95,083
36,546(b)	Federal National Mortgage Association REMICS, Series 2006-70, Class BF, 0.735% (1 Month USD LIBOR + 55 bps), 8/25/36	36,724
74,568(b)	Federal National Mortgage Association REMICS, Series 2006-82, Class F, 0.755% (1 Month USD LIBOR + 57 bps), 9/25/36	75,090
116,467(b)	Federal National Mortgage Association REMICS, Series 2006-104, Class GF, 0.505% (1 Month USD LIBOR + 32 bps), 11/25/36	116,250
45,291(b)	Federal National Mortgage Association REMICS, Series 2006-115, Class BF, 0.425% (1 Month USD LIBOR + 24 bps), 12/25/36	45,023
141,670(b)	Federal National Mortgage Association REMICS, Series 2007-2, Class FT, 0.435% (1 Month USD LIBOR + 25 bps), 2/25/37	141,375
174,057(b)	Federal National Mortgage Association REMICS, Series 2007-7, Class FJ, 0.385% (1 Month USD LIBOR + 20 bps), 2/25/37	172,861
64,464(b)	Federal National Mortgage Association REMICS, Series 2007-13, Class FA, 0.435% (1 Month USD LIBOR + 25 bps), 3/25/37	63,977
152,197(b)	Federal National Mortgage Association REMICS, Series 2007-41, Class FA, 0.585% (1 Month USD LIBOR + 40 bps), 5/25/37	152,008
287,750(b)	Federal National Mortgage Association REMICS, Series 2007-50, Class FN, 0.425% (1 Month USD LIBOR + 24 bps), 6/25/37	285,867
26,422(b)	Federal National Mortgage Association REMICS, Series 2007-57, Class FA, 0.415% (1 Month USD LIBOR + 23 bps), 6/25/37	26,281
86,005(b)	Federal National Mortgage Association REMICS, Series 2007-58, Class FA, 0.435% (1 Month USD LIBOR + 25 bps), 6/25/37	85,389
78,058(b)	Federal National Mortgage Association REMICS, Series 2007-66, Class FB, 0.585% (1 Month USD LIBOR + 40 bps), 7/25/37	78,038
252,066(b)	Federal National Mortgage Association REMICS, Series 2007-85, Class FG, 0.685% (1 Month USD LIBOR + 50 bps), 9/25/37	253,190
305,199(b)	Federal National Mortgage Association REMICS, Series 2007-91, Class FB, 0.785% (1 Month USD LIBOR + 60 bps), 10/25/37	307,762
119,661(b)	Federal National Mortgage Association REMICS, Series 2007-92, Class OF, 0.755% (1 Month USD LIBOR + 57 bps), 9/25/37	120,390
67,903(b)	Federal National Mortgage Association REMICS, Series 2007-93, Class FD, 0.735% (1 Month USD LIBOR + 55 bps), 9/25/37	68,224
30,170(b)	Federal National Mortgage Association REMICS, Series 2007-98, Class FD, 0.635% (1 Month USD LIBOR + 45 bps), 6/25/37	30,195
41,956(b)	Federal National Mortgage Association REMICS, Series 2007-100, Class YF, 0.735% (1 Month USD LIBOR + 55 bps), 10/25/37	42,393
50,476(b)	Federal National Mortgage Association REMICS, Series 2007-103, Class AF, 1.185% (1 Month USD LIBOR + 100 bps), 3/25/37	51,528
53,298(b)	Federal National Mortgage Association REMICS, Series 2007-110, Class FA, 0.805% (1 Month USD LIBOR + 62 bps), 12/25/37	53,715
43,470(b)	Federal National Mortgage Association REMICS, Series 2008-6, Class FA, 0.885% (1 Month USD LIBOR + 70 bps), 2/25/38	43,868
187,904(b)	Federal National Mortgage Association REMICS, Series 2008-88, Class FA, 1.405% (1 Month USD LIBOR + 122 bps), 10/25/38	193,452
64,041(b)	Federal National Mortgage Association REMICS, Series 2009-113, Class FB, 0.735% (1 Month USD LIBOR + 55 bps), 1/25/40	64,259
173	Federal National Mortgage Association REMICS, Series 2010-17, Class DE, 3.5%, 6/25/21	173
917(b)	Federal National Mortgage Association REMICS, Series 2010-38, Class F, 0.485% (1 Month USD LIBOR + 30 bps), 4/25/25	916
68,914(b)	Federal National Mortgage Association REMICS, Series 2010-43, Class FD, 0.785% (1 Month USD LIBOR + 60 bps), 5/25/40	69,448
120,552(b)	Federal National Mortgage Association REMICS, Series 2010-43, Class IF, 0.685% (1 Month USD LIBOR + 50 bps), 5/25/40	119,710
Principal Amount USD ($)		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
5,752	Federal National Mortgage Association REMICS, Series 2010-112, Class AE, 2.0%, 10/25/25	$5,752
186,893(b)	Federal National Mortgage Association REMICS, Series 2011-19, Class FM, 0.735% (1 Month USD LIBOR + 55 bps), 5/25/40	187,185
185,192(b)	Federal National Mortgage Association REMICS, Series 2012-40, Class PF, 0.685% (1 Month USD LIBOR + 50 bps), 4/25/42	185,943
1,519,426(b)	Federal National Mortgage Association Trust, Series 2003-W6, Class F, 0.518% (1 Month USD LIBOR + 35 bps), 9/25/42	1,518,231
671,747(b)	Federal National Mortgage Association Trust, Series 2005-W3, Class 2AF, 0.405% (1 Month USD LIBOR + 22 bps), 3/25/45	669,158
52,010(c)	Federal National Mortgage Association Trust, Series 2005-W3, Class 3A, 3.918%, 4/25/45	56,681
78,916(c)	Federal National Mortgage Association Trust, Series 2005-W4, Class 3A, 3.865%, 6/25/45	84,330
631,251(b)	Federal National Mortgage Association Whole Loan, Series 2007-W1, Class 1AF1, 0.445% (1 Month USD LIBOR + 26 bps), 11/25/46	623,425
8,715,170(b)	Freddie Mac Stacr Remic Trust, Series 2020-HQA2, Class M1, 1.285% (1 Month USD LIBOR + 110 bps), 3/25/50 (144A)	8,679,119
8,470,000(b)	Freddie Mac Stacr Remic Trust, Series 2020-HQA2, Class M2, 3.285% (1 Month USD LIBOR + 310 bps), 3/25/50 (144A)	8,109,446
14,300,000(b)	Freddie Mac Stacr Trust, Series 2019-HRP1, Class M2, 1.585% (1 Month USD LIBOR + 140 bps), 2/25/49 (144A)	13,620,388
13,891,266(b)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA3, Class M3, 4.885% (1 Month USD LIBOR + 470 bps), 4/25/28	14,453,843
16,008,841(b)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA1, Class M3, 5.718% (1 Month USD LIBOR + 555 bps), 7/25/28	16,727,661
10,318,949(b)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA2, Class M3, 4.835% (1 Month USD LIBOR + 465 bps), 10/25/28	10,741,129
15,090,581(b)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA3, Class M3, 5.185% (1 Month USD LIBOR + 500 bps), 12/25/28	15,560,429
49,472(b)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA4, Class M2, 1.485% (1 Month USD LIBOR + 130 bps), 3/25/29	49,417
14,967,126(b)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA4, Class M3, 3.985% (1 Month USD LIBOR + 380 bps), 3/25/29	15,117,095
765,960(b)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-HQA3, Class M2, 1.535% (1 Month USD LIBOR + 135 bps), 3/25/29	763,473
87,001(b)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2017-DNA1, Class M1, 1.385% (1 Month USD LIBOR + 120 bps), 7/25/29	86,979
1,400,000(b)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2017-DNA2, Class M2, 3.635% (1 Month USD LIBOR + 345 bps), 10/25/29	1,418,844
3,360,000(b)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2017-DNA3, Class M2, 2.685% (1 Month USD LIBOR + 250 bps), 3/25/30	3,376,536
4,332,471(b)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2017-HQA1, Class M2, 3.735% (1 Month USD LIBOR + 355 bps), 8/25/29	4,400,147
6,352,760(b)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2017-HRP1, Class M2, 2.635% (1 Month USD LIBOR + 245 bps), 12/25/42	6,156,138
1,045,748(b)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2017-HRP1, Class M2D, 1.435% (1 Month USD LIBOR + 125 bps), 12/25/42	992,158
8,015,009(b)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2018-HQA1, Class M2, 2.485% (1 Month USD LIBOR + 230 bps), 9/25/30	7,898,304
1,099,030(c)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2018-SPI2, Class M1, 3.809%, 5/25/48 (144A)	1,097,236
3,390,490(b)	Gosforth Funding Plc, Series 2018-1A, Class A1, 0.81% (3 Month USD LIBOR + 45 bps), 8/25/60 (144A)	3,383,332
119,839(b)	Government National Mortgage Association, Series 2003-7, Class FB, 0.395% (1 Month USD LIBOR + 20 bps), 1/16/33	119,319
444,682(b)	Government National Mortgage Association, Series 2005-3, Class FC, 0.445% (1 Month USD LIBOR + 25 bps), 1/16/35	442,840
419,880(b)	Government National Mortgage Association, Series 2005-16, Class FA, 0.44% (1 Month USD LIBOR + 25 bps), 2/20/35	418,091
141,518(b)	Government National Mortgage Association, Series 2008-69, Class FA, 0.69% (1 Month USD LIBOR + 50 bps), 8/20/38	141,518
143,992(b)	Government National Mortgage Association, Series 2009-66, Class UF, 1.195% (1 Month USD LIBOR + 100 bps), 8/16/39	146,802
594,676(b)	Government National Mortgage Association, Series 2009-88, Class MF, 0.79% (1 Month USD LIBOR + 60 bps), 7/20/39	595,344
112,788(b)	Government National Mortgage Association, Series 2009-92, Class FJ, 0.875% (1 Month USD LIBOR + 68 bps), 10/16/39	113,677
68(b)	Government National Mortgage Association, Series 2010-17, Class AF, 0.59% (1 Month USD LIBOR + 40 bps), 10/20/38	68
91,345	Government National Mortgage Association, Series 2010-138, Class PE, 3.0%, 8/20/38	91,666
2,709,155(b)	Holmes Master Issuer Plc, Series 2018-2A, Class A2, 1.639% (3 Month USD LIBOR + 42 bps), 10/15/54 (144A)	2,704,439
13,349,119(b)	Home Partners of America Trust, Series 2017-1, Class A, 1.011% (1 Month USD LIBOR + 82 bps), 7/17/34 (144A)	13,278,840
7,200,000(b)	Home Partners of America Trust, Series 2017-1, Class B, 1.544% (1 Month USD LIBOR + 135 bps), 7/17/34 (144A)	7,177,992
3,610,408(b)	Home Re, Ltd., Series 2018-1, Class M1, 1.785% (1 Month USD LIBOR + 160 bps), 10/25/28 (144A)	3,599,948
Principal Amount USD ($)		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
4,464,414(b)	Home Re, Ltd., Series 2019-1, Class M1, 1.835% (1 Month USD LIBOR + 165 bps), 5/25/29 (144A)	$4,397,699
1,326,724(b)	HomeBanc Mortgage Trust, Series 2005-3, Class A1, 0.425% (1 Month USD LIBOR + 24 bps), 7/25/35	1,320,092
2,557,601(b)	JP Morgan Mortgage Trust, Series 2018-7FRB, Class A3, 0.935% (1 Month USD LIBOR + 75 bps), 4/25/46 (144A)	2,462,786
8,375,068(c)	JP Morgan Mortgage Trust, Series 2018-7FRB, Class B1, 2.43%, 4/25/46 (144A)	7,744,962
7,921,337(c)	JP Morgan Mortgage Trust, Series 2018-7FRB, Class B2, 2.43%, 4/25/46 (144A)	7,303,320
1,914,669(b)	JP Morgan Seasoned Mortgage Trust, Series 2014-1, Class AM, 0.685% (1 Month USD LIBOR + 50 bps), 5/25/33 (144A)	1,861,817
4,863,280(c)	JP Morgan Seasoned Mortgage Trust, Series 2014-1, Class B1, 1.718%, 5/25/33 (144A)	4,637,123
6,554,587(c)	JP Morgan Seasoned Mortgage Trust, Series 2014-1, Class B2, 1.718%, 5/25/33 (144A)	6,166,265
5,053,010(c)	JP Morgan Seasoned Mortgage Trust, Series 2014-1, Class B3, 1.718%, 5/25/33 (144A)	4,652,646
471,990(b)	JP Morgan Trust, Series 2015-1, Class 1A14, 2.187% (1 Month USD LIBOR + 125 bps), 12/25/44 (144A)	473,012
2,700,000(b)	Lanark Master Issuer Plc, Series 2018-1A, Class 1A, 0.778% (3 Month USD LIBOR + 42 bps), 12/22/69 (144A)	2,695,737
22,187,844(b)	LSTAR Securities Investment Trust, Series 2019-2, Class A1, 1.673% (1 Month USD LIBOR + 150 bps), 4/1/24 (144A)	21,822,880
9,283,593(b)	LSTAR Securities Investment, Ltd., Series 2019-3, Class A1, 1.673% (1 Month USD LIBOR + 150 bps), 4/1/24 (144A)	8,828,811
25,867,747(b)	LSTAR Securities Investment, Ltd., Series 2019-4, Class A1, 1.673% (1 Month USD LIBOR + 150 bps), 5/1/24 (144A)	23,858,436
13,004,037(b)	LSTAR Securities Investment, Ltd., Series 2019-5, Class A1, 1.673% (1 Month USD LIBOR + 150 bps), 11/1/24 (144A)	12,744,173
12,409(c)	Merrill Lynch Mortgage Investors Trust, Series 2003-G, Class A3, 2.694%, 1/25/29	12,064
651,960(b)	Merrill Lynch Mortgage Investors Trust, Series 2003-H, Class A1, 0.825% (1 Month USD LIBOR + 64 bps), 1/25/29	631,507
370,609(b)	Merrill Lynch Mortgage Investors Trust, Series 2004-B, Class A2, 1.117% (6 Month USD LIBOR + 54 bps), 5/25/29	354,926
31,247(b)	Merrill Lynch Mortgage Investors Trust, Series 2004-C, Class A2B, 1.383% (6 Month USD LIBOR + 100 bps), 7/25/29	29,704
103,326(c)	Merrill Lynch Mortgage Investors Trust, Series 2004-D, Class A3, 3.468%, 9/25/29	99,349
3,724,405(c)	Morgan Stanley Residential Mortgage Loan Trust, Series 2014-1A, Class A1, 2.79%, 6/25/44 (144A)	3,812,836
5,356,955(b)	Oaktown Re II, Ltd., Series 2018-1A, Class M1, 1.735% (1 Month USD LIBOR + 155 bps), 7/25/28 (144A)	5,329,854
3,620,000(b)	Oaktown Re III, Ltd., Series 2019-1A, Class B1A, 3.685% (1 Month USD LIBOR + 350 bps), 7/25/29 (144A)	3,186,668
10,875,871(b)	Oaktown Re III, Ltd., Series 2019-1A, Class M1B, 2.135% (1 Month USD LIBOR + 195 bps), 7/25/29 (144A)	10,663,851
13,750,000(b)	OBX Trust, Series 2019-EXP2, Class 2A1B, 1.085% (1 Month USD LIBOR + 90 bps), 6/25/59 (144A)	12,792,820
7,950,000(b)	Pepper I-Prime Trust, Series 2018-2A, Class A1U2, 0.665% (1 Month USD LIBOR + 48 bps), 10/13/20 (144A)	7,952,145
2,127,515(b)	Pepper Residential Securities Trust, Series 21A, Class A1U, 1.075% (1 Month USD LIBOR + 88 bps), 1/16/60 (144A)	2,119,258
27,125(b)	Pepper Residential Securities Trust No. 18, Series 18A, Class A1UA, 1.141% (1 Month USD LIBOR + 95 bps), 3/12/47 (144A)	27,120
5,315,639(b)	Pepper Residential Securities Trust No. 22, Series 22A, Class A1U, 1.19% (1 Month USD LIBOR + 100 bps), 6/20/60 (144A)	5,287,414
9,809,011(b)	Pepper Residential Securities Trust No. 25, Series 25A, Class A1U, 1.121% (1 Month USD LIBOR + 93 bps), 3/12/61 (144A)	9,773,257
3,625,000	Permanent Master Issuer Plc, Series 2018-1A, Class 1A1, 2.211% (3 Month USD LIBOR + 38 bps), 7/15/58 (144A)	3,622,803
741,471(b)	Radnor Re, Ltd., Series 2018-1, Class M1, 1.585% (1 Month USD LIBOR + 140 bps), 3/25/28 (144A)	739,612
4,967,751(b)	Radnor Re, Ltd., Series 2019-1, Class M1B, 2.135% (1 Month USD LIBOR + 195 bps), 2/25/29 (144A)	4,921,403
17,250,000(b)	Radnor Re, Ltd., Series 2019-2, Class M1B, 1.935% (1 Month USD LIBOR + 175 bps), 6/25/29 (144A)	17,028,872
6,000,000(b)	Radnor Re, Ltd., Series 2020-1, Class M1A, 1.135% (1 Month USD LIBOR + 95 bps), 2/25/30 (144A)	5,930,369
572(b)	RALI Trust, Series 2002-QS16, Class A2, 0.735% (1 Month USD LIBOR + 55 bps), 10/25/17	572
1,967,401(b)	RESI Finance LP, Series 2003-CB1, Class B3, 1.627% (1 Month USD LIBOR + 145 bps), 6/10/35 (144A)	1,616,338
5,051,448(b)	Resimac MBS Trust, Series 2018-2A, Class A1A, 1.027% (1 Month USD LIBOR + 85 bps), 4/10/50 (144A)	5,025,146
1,126,243(b)	Resimac Premier, Series 2017-1A, Class A1A, 1.138% (1 Month USD LIBOR + 95 bps), 9/11/48 (144A)	1,124,147
2,295,046(b)	Resimac Premier, Series 2018-1A, Class A1, 0.977% (1 Month USD LIBOR + 80 bps), 11/10/49 (144A)	2,286,938
10,251,919(b)	Resimac Premier, Series 2019-2A, Class A1, 1.127% (1 Month USD LIBOR + 95 bps), 2/10/51 (144A)	10,224,505
7,139,434(c)	RMF Buyout Issuance Trust, Series 2019-1, Class A, 2.475%, 7/25/29 (144A)	7,157,877
4,500,000(c)	RMF Buyout Issuance Trust, Series 2019-1, Class M2, 2.872%, 7/25/29 (144A)	4,458,195
5,490,305(c)	RMF Buyout Issuance Trust, Series 2020-1, Class A, 2.158%, 2/25/30 (144A)	5,502,749
Principal Amount USD ($)		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
2,000,000(c)	RMF Buyout Issuance Trust, Series 2020-1, Class M1, 2.332%, 2/25/30 (144A)	$2,007,036
5,000,000(c)	RMF Buyout Issuance Trust, Series 2020-2, Class A, 1.706%, 6/25/30 (144A)	4,998,562
7,247,796(b)	STACR Trust, Series 2018-HRP1, Class B1, 3.935% (1 Month USD LIBOR + 375 bps), 4/25/43 (144A)	6,521,605
5,312,005(b)	STACR Trust, Series 2018-HRP1, Class M2, 1.835% (1 Month USD LIBOR + 165 bps), 4/25/43 (144A)	5,249,374
5,134,775(b)	STACR Trust, Series 2018-HRP2, Class M2, 1.435% (1 Month USD LIBOR + 125 bps), 2/25/47 (144A)	5,056,900
17,605,000(b)	STACR Trust, Series 2018-HRP2, Class M3, 2.585% (1 Month USD LIBOR + 240 bps), 2/25/47 (144A)	16,334,540
7,500,000(b)	Starwood Waypoint Homes Trust, Series 2017-1, Class B, 1.355% (1 Month USD LIBOR + 117 bps), 1/17/35 (144A)	7,437,422
11,577,459(b)	Towd Point HE Trust, Series 2019-HE1, Class A1, 1.085% (1 Month USD LIBOR + 90 bps), 4/25/48 (144A)	11,373,309
7,297,151(b)	Towd Point HE Trust, Series 2019-HE1, Class M1, 1.285% (1 Month USD LIBOR + 110 bps), 4/25/48 (144A)	7,005,265
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost $713,023,836)	$687,866,796
	COMMERCIAL MORTGAGE-BACKED SECURITIES - 12.2% of Net Assets
12,500,000(b)	Austin Fairmont Hotel Trust, Series 2019-FAIR, Class E, 2.435% (1 Month USD LIBOR + 225 bps), 9/15/32 (144A)	$11,110,421
15,635,000(b)	BAMLL Commercial Mortgage Securities Trust, Series 2019-RLJ, Class C, 1.785% (1 Month USD LIBOR + 160 bps), 4/15/36 (144A)	12,880,287
2,197,040(b)	Bancorp Commercial Mortgage Trust, Series 2018-CRE4, Class A, 1.085% (1 Month USD LIBOR + 90 bps), 9/15/35 (144A)	2,113,856
13,500,000(b)	BHP Trust, Series 2019-BXHP, Class D, 1.956% (1 Month USD LIBOR + 177 bps), 8/15/36 (144A)	11,742,970
7,750,000(b)	BTH-13 Mortgage Backed Securities Trust, Series 2018-13, Class A, 2.673% (1 Month USD LIBOR + 250 bps), 8/18/21 (144A)	7,509,689
5,700,000(b)	BTH-16 Mortgage-Backed Securities Trust, Series 2018-16, Class A, 2.673% (1 Month USD LIBOR + 250 bps), 8/4/21 (144A)	5,514,687
5,700,000(b)	BTH-20 Mortgage-Backed Securities Trust, Series 2018-20, Class A, 2.673% (1 Month USD LIBOR + 250 bps), 9/24/20 (144A)	5,466,263
7,625,000(b)	BTH-21 Mortgage-Backed Securities Trust, Series 2018-21, Class A, 2.673% (1 Month USD LIBOR + 250 bps), 10/7/21 (144A)	7,344,116
14,500,000(b)	BTH-25 Mortgage-Backed Securities Trust, Series 2019-25, Class A, 2.678% (1 Month USD LIBOR + 250 bps), 2/18/21 (144A)	14,406,379
5,884,925(b)	BTH-3 Mortgage-Backed Securities Trust, Series 2018-3, Class A, 2.673% (1 Month USD LIBOR + 250 bps), 7/6/20	5,676,607
5,810,000(b)	BX Commercial Mortgage Trust, Series 2018-IND, Class D, 1.485% (1 Month USD LIBOR + 130 bps), 11/15/35 (144A)	5,730,025
15,582,583(b)	BX Commercial Mortgage Trust, Series 2019-XL, Class G, 2.485% (1 Month USD LIBOR + 230 bps), 10/15/36 (144A)	14,958,502
9,300,000(b)	BX Trust, Series 2019-ATL, Class B, 1.571% (1 Month USD LIBOR + 139 bps), 10/15/36 (144A)	8,447,268
8,000,000(b)	BXP Trust, Series 2017-CQHP, Class B, 1.285% (1 Month USD LIBOR + 110 bps), 11/15/34 (144A)	7,470,186
2,171,167(b)	CG-CCRE Commercial Mortgage Trust, Series 2014-FL1, Class B, 1.335% (1 Month USD LIBOR + 115 bps), 6/15/31 (144A)	2,134,523
722,572(b)	CG-CCRE Commercial Mortgage Trust, Series 2014-FL2, Class A, 2.039% (1 Month USD LIBOR + 185 bps), 11/15/31 (144A)	676,439
10,000,000(b)	CGDB Commercial Mortgage Trust, Series 2019-MOB, Class C, 1.635% (1 Month USD LIBOR + 145 bps), 11/15/36 (144A)	9,602,268
5,700,000(b)	CGMS Commercial Mortgage Trust, Series 2017-MDRC, Class C, 1.485% (1 Month USD LIBOR + 130 bps), 7/15/30 (144A)	5,343,193
14,935,551(b)	CHC Commercial Mortgage Trust, Series 2019-CHC, Class C, 1.935% (1 Month USD LIBOR + 175 bps), 6/15/34 (144A)	13,589,790
9,500,000(b)	CHT Mortgage Trust, Series 2017-CSMO, Class C, 1.685% (1 Month USD LIBOR + 150 bps), 11/15/36 (144A)	8,929,226
8,750,000(b)	Citigroup Commercial Mortgage Trust, Series 2019-SST2, Class B, 1.285% (1 Month USD LIBOR + 110 bps), 12/15/36 (144A)	8,471,946
5,500,000(b)	Citigroup Commercial Mortgage Trust, Series 2019-SST2, Class C, 1.485% (1 Month USD LIBOR + 130 bps), 12/15/36 (144A)	5,269,110
15,000,000(b)	CLNY Trust, Series 2019-IKPR, Class B, 1.663% (1 Month USD LIBOR + 148 bps), 11/15/38 (144A)	13,122,123
3,290,000(b)	CLNY Trust, Series 2019-IKPR, Class E, 2.906% (1 Month USD LIBOR + 272 bps), 11/15/38 (144A)	2,723,006
6,750,000(b)	Credit Suisse Commercial Mortgage Securities Corp., Series 2019-SKLZ, Class B, 2.085% (1 Month USD LIBOR + 190 bps), 1/15/34 (144A)	6,263,038
10,000,000(b)	Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class E, 2.335% (1 Month USD LIBOR + 215 bps), 5/15/36 (144A)	9,549,462
19,750,000(b)	Exantas Capital Corp., Series 2020-RSO8, Class A, 1.344% (1 Month USD LIBOR + 115 bps), 3/15/35 (144A)	19,162,514
441,031(b)	FREMF Mortgage Trust, Series 2014-KF03, Class B, 4.683% (1 Month USD LIBOR + 450 bps), 1/25/21 (144A)	440,471
1,715,812(b)	FREMF Mortgage Trust, Series 2014-KF05, Class B, 4.183% (1 Month USD LIBOR + 400 bps), 9/25/22 (144A)	1,710,128
Principal Amount USD ($)		Value
	COMMERCIAL MORTGAGE-BACKED SECURITIES - (continued)
2,930,828(b)	FREMF Mortgage Trust, Series 2014-KS02, Class B, 5.183% (1 Month USD LIBOR + 500 bps), 8/25/23 (144A)	$2,580,198
3,907,816(b)	FREMF Mortgage Trust, Series 2018-KI01, Class B, 2.633% (1 Month USD LIBOR + 245 bps), 9/25/22 (144A)	3,903,753
5,009,151(b)	GPMT, Ltd., Series 2018-FL1, Class A, 1.094% (1 Month USD LIBOR + 90 bps), 11/21/35 (144A)	4,896,846
3,250,000(b)	GPMT, Ltd., Series 2018-FL1, Class AS, 1.394% (1 Month USD LIBOR + 120 bps), 11/21/35 (144A)	3,151,540
18,000,000(b)	Great Wolf Trust, Series 2019-WOLF, Class D, 2.118% (1 Month USD LIBOR + 193 bps), 12/15/36 (144A)	16,468,144
9,400,000(c)	GS Mortgage Securities Corp. Trust, Series 2016-RENT, Class E, 4.202%, 2/10/29 (144A)	9,222,867
3,500,000(b)	GS Mortgage Securities Corp. Trust, Series 2017-STAY, Class B, 1.285% (1 Month USD LIBOR + 110 bps), 7/15/32 (144A)	3,247,765
10,900,000(b)	GS Mortgage Securities Corp. Trust, Series 2018-TWR, Class A, 1.085% (1 Month USD LIBOR + 90 bps), 7/15/31 (144A)	10,502,252
11,000,000(b)	GS Mortgage Securities Corp. Trust, Series 2019-70P, Class D, 1.935% (1 Month USD LIBOR + 175 bps), 10/15/36 (144A)	10,229,072
7,400,000(b)	GS Mortgage Securities Corp. Trust, Series 2019-SMP, Class D, 2.135% (1 Month USD LIBOR + 195 bps), 8/15/32 (144A)	6,226,271
10,000,000(b)	GS Mortgage Securities Corp. Trust, Series 2020-DUNE, Class A, 1.285% (1 Month USD LIBOR + 110 bps), 12/15/36 (144A)	9,316,041
9,000,000(b)	GS Mortgage Securities Corp. Trust, Series 2020-DUNE, Class E, 2.685% (1 Month USD LIBOR + 250 bps), 12/15/36 (144A)	7,609,846
4,300,000(b)	GS Mortgage Securities Trust, Series 2018-HART, Class A, 1.275% (1 Month USD LIBOR + 109 bps), 10/15/31 (144A)	4,073,357
9,729,000(b)	GS Mortgage Securities Trust, Series 2018-HART, Class B, 1.485% (1 Month USD LIBOR + 130 bps), 10/15/31 (144A)	8,854,613
8,195,929(b)	HPLY Trust, Series 2019-HIT, Class C, 1.785% (1 Month USD LIBOR + 160 bps), 11/15/36 (144A)	7,498,449
4,665,000(b)	InTown Hotel Portfolio Trust, Series 2018-STAY, Class A, 0.885% (1 Month USD LIBOR + 70 bps), 1/15/33 (144A)	4,363,051
4,230,000(b)	InTown Hotel Portfolio Trust, Series 2018-STAY, Class B, 1.235% (1 Month USD LIBOR + 105 bps), 1/15/33 (144A)	3,935,343
2,078,000(c)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2015-UES, Class C, 3.742%, 9/5/32 (144A)	2,062,186
11,900,000(b)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2017-FL11, Class B, 1.285% (1 Month USD LIBOR + 110 bps), 10/15/32 (144A)	11,199,327
7,300,000(b)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-PHH, Class B, 1.345% (1 Month USD LIBOR + 116 bps), 6/15/35 (144A)	6,497,742
2,800,000(b)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT, Class BFL, 1.424% (1 Month USD LIBOR + 125 bps), 7/5/33 (144A)	2,646,543
4,000,000(b)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT, Class CFL, 1.824% (1 Month USD LIBOR + 165 bps), 7/5/33 (144A)	3,750,620
3,600,000(b)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-BKWD, Class C, 1.785% (1 Month USD LIBOR + 160 bps), 9/15/29 (144A)	3,366,745
1,650,000(b)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-BKWD, Class E, 2.785% (1 Month USD LIBOR + 260 bps), 9/15/29 (144A)	1,435,847
10,300,000(b)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-MFP, Class E, 2.345% (1 Month USD LIBOR + 216 bps), 7/15/36 (144A)	9,421,656
194,615	JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class A2, 3.046%, 4/15/47	195,340
18,050,000(b)	MBRT, Series 2019-MBR, Class B, 1.335% (1 Month USD LIBOR + 115 bps), 11/15/36 (144A)	16,739,716
20,000,000(b)	MF1, Ltd., Series 2019-FL2, Class A, 1.315% (1 Month USD LIBOR + 113 bps), 12/25/34 (144A)	19,650,290
8,020,573(b)	MMFL Re-REMIC Trust, Series 2019-1, Class A, 1.585% (1 Month USD LIBOR + 140 bps), 1/28/24 (144A)	7,372,783
1,769,268(c)	Morgan Stanley Capital I Trust, Series 2007-T25, Class AJ, 5.574%, 11/12/49	1,785,995
8,500,000(b)	Morgan Stanley Capital I Trust, Series 2017-ASHF, Class B, 1.435% (1 Month USD LIBOR + 125 bps), 11/15/34 (144A)	7,667,563
8,250,000(b)	Morgan Stanley Capital I Trust, Series 2017-CLS, Class C, 1.185% (1 Month USD LIBOR + 100 bps), 11/15/34 (144A)	8,027,812
9,975,000(b)	Morgan Stanley Capital I Trust, Series 2018-BOP, Class B, 1.435% (1 Month USD LIBOR + 125 bps), 8/15/33 (144A)	9,432,139
9,280,000(b)	Morgan Stanley Capital I Trust, Series 2019-AGLN, Class C, 1.635% (1 Month USD LIBOR + 145 bps), 3/15/34 (144A)	8,216,691
7,275,000(b)	Morgan Stanley Capital I Trust, Series 2019-NUGS, Class D, 3.3% (1 Month USD LIBOR + 180 bps), 12/15/36 (144A)	6,527,175
14,300,000(b)	Morgan Stanley Capital I Trust, Series 2019-PLND, Class C, 1.685% (1 Month USD LIBOR + 150 bps), 5/15/36 (144A)	12,890,016
9,709,619(b)	Motel 6 Trust, Series 2017-MTL6, Class C, 1.585% (1 Month USD LIBOR + 140 bps), 8/15/34 (144A)	9,223,539
5,220,000(b)	MTRO Commercial Mortgage Trust, Series 2019-TECH, Class C, 1.485% (1 Month USD LIBOR + 130 bps), 12/15/33 (144A)	4,916,596
3,662,523(b)	Natixis Commercial Mortgage Securities Trust, Series 2018-FL1, Class MCR1, 2.534% (1 Month USD LIBOR + 235 bps), 6/15/35 (144A)	3,407,811
11,500,000(b)	Natixis Commercial Mortgage Securities Trust, Series 2019-MILE, Class B, 1.985% (1 Month USD LIBOR + 180 bps), 7/15/36 (144A)	11,054,082
Principal Amount USD ($)		Value
	COMMERCIAL MORTGAGE-BACKED SECURITIES - (continued)
293,924(b)	NCUA Guaranteed Notes Trust, Series 2011-C1, Class 2A, 0.704% (1 Month USD LIBOR + 53 bps), 3/9/21	$293,613
2,039,294(b)	RETL, Series 2019-RVP, Class A, 1.335% (1 Month USD LIBOR + 115 bps), 3/15/36 (144A)	1,940,010
6,957,047(b)	SLIDE, Series 2018-FUN, Class B, 1.435% (1 Month USD LIBOR + 125 bps), 6/15/31 (144A)	6,539,079
1,805,114(c)	Sutherland Commercial Mortgage Loans, Series 2017-SBC6, Class A, 3.192%, 5/25/37 (144A)	1,791,018
3,842,309(c)	Sutherland Commercial Mortgage Loans, Series 2018-SBC7, Class A, 4.72%, 5/25/39 (144A)	3,849,438
4,374,433(b)	Tharaldson Hotel Portfolio Trust, Series 2018-THL, Class C, 1.525% (1 Month USD LIBOR + 135 bps), 11/11/34 (144A)	3,782,443
7,400,000(b)	VMC Finance LLC, Series 2018-FL2, Class B, 1.544% (1 Month USD LIBOR + 135 bps), 10/15/35 (144A)	6,569,630
3,037,249(c)	WaMu Commercial Mortgage Securities Trust, Series 2006-SL1, Class C, 3.204%, 11/23/43 (144A)	3,047,379
12,800,000(b)	Wells Fargo Commercial Mortgage Trust, Series 2017-SMP, Class C, 1.385% (1 Month USD LIBOR + 120 bps), 12/15/34 (144A)	11,022,070
17,500,000(b)	XCAL Mortgage Trust, Series 2019-1, Class A, 4.4% (1 Month USD LIBOR + 225 bps), 11/6/21 (144A)	16,907,865
14,200,000(b)	XCALI Mortgage Trust, Series 2020-1, Class A, 4.05% (1 Month USD LIBOR + 240 bps), 1/22/23 (144A)	13,736,533
13,500,000(b)	XCALI Mortgage Trust, Series 2020-2, Class A, 4.05% (1 Month USD LIBOR + 200 bps), 2/7/23 (144A)	13,034,343
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
	(Cost $635,990,698)	$593,439,536
	CORPORATE BONDS - 25.7% of Net Assets
	Agriculture - 0.0%†
800,000(b)	BAT Capital Corp., 1.014% (3 Month USD LIBOR + 59 bps), 8/14/20	$800,058
	Total Agriculture	$800,058
	Auto Manufacturers - 1.8%
7,775,000(b)	American Honda Finance Corp., 0.645% (3 Month USD LIBOR + 21 bps), 2/12/21	$7,763,911
9,190,000(b)	American Honda Finance Corp., 0.846% (3 Month USD LIBOR + 54 bps), 6/27/22	9,162,548
7,500,000(b)	BMW US Capital LLC, 0.794% (3 Month USD LIBOR + 37 bps), 8/14/20 (144A)	7,503,614
2,015,000(b)	Ford Motor Credit Co. LLC, 2.191% (3 Month USD LIBOR + 88 bps), 10/12/21	1,912,030
6,750,000(b)	Nissan Motor Acceptance Corp., 0.833% (3 Month USD LIBOR + 52 bps), 3/15/21 (144A)	6,597,589
6,020,000	Nissan Motor Acceptance Corp., 2.55%, 3/8/21 (144A)	5,977,986
8,889,000(b)	PACCAR Financial Corp., 0.708% (3 Month USD LIBOR + 26 bps), 5/10/21	8,889,975
18,160,000(b)	Toyota Motor Credit Corp., 1.591% (3 Month USD LIBOR + 28 bps), 4/13/21	18,159,646
14,245,000(b)	Volkswagen Group of America Finance LLC, 1.157% (3 Month USD LIBOR + 86 bps), 9/24/21 (144A)	14,194,409
5,550,000(b)	Volkswagen Group of America Finance LLC, 1.375% (3 Month USD LIBOR + 94 bps), 11/12/21 (144A)	5,532,855
	Total Auto Manufacturers	$85,694,563
	Banks - 13.9%
2,636,000(b)	Bank of America Corp., 2.289% (3 Month USD LIBOR + 118 bps), 10/21/22	$2,658,465
52,870,000(c)	Bank of America Corp., 2.369% (3 Month USD LIBOR + 66 bps), 7/21/21	52,918,837
2,082,000(b)	Bank of America Corp., 2.555% (3 Month USD LIBOR + 142 bps), 4/19/21	2,103,865
3,138,000(b)	Bank of Nova Scotia, 1.575% (3 Month USD LIBOR + 44 bps), 4/20/21	3,147,874
3,069,000	Bank of Nova Scotia, 2.5%, 1/8/21	3,103,756
2,620,000(b)	Banque Federative du Credit Mutuel SA, 2.095% (3 Month USD LIBOR + 96 bps), 7/20/23 (144A)	2,643,522
6,360,000(b)	Banque Federative du Credit Mutuel SA, 1.625% (3 Month USD LIBOR + 49 bps), 7/20/20 (144A)	6,363,821
12,010,000(b)	Banque Federative du Credit Mutuel SA, 1.865% (3 Month USD LIBOR + 73 bps), 7/20/22 (144A)	12,087,990
12,008,000(b)	Barclays Plc, 1.822% (3 Month USD LIBOR + 143 bps), 2/15/23	11,972,469
6,050,000(b)	Barclays Plc, 2.936% (3 Month USD LIBOR + 163 bps), 1/10/23	6,065,693
18,956,000(b)	BPCE SA, 1.578% (3 Month USD LIBOR + 122 bps), 5/22/22 (144A)	19,050,249
9,550,000(b)	Capital One NA, 1.268% (3 Month USD LIBOR + 82 bps), 8/8/22	9,511,842
5,890,000	Capital One NA, 2.95%, 7/23/21	6,010,938
9,095,000(b)	Citibank NA, 0.785% (3 Month USD LIBOR + 35 bps), 2/12/21	9,107,115
11,141,000(b)	Citigroup, Inc., 1.388% (3 Month USD LIBOR + 107 bps), 12/8/21	11,228,146
12,180,000(b)	Citigroup, Inc., 1.688% (3 Month USD LIBOR + 138 bps), 3/30/21	12,291,551
1,620,000(b)	Citigroup, Inc., 1.746% (3 Month USD LIBOR + 119 bps), 8/2/21	1,635,135
16,729,000(b)	Citigroup, Inc., 1.951% (3 Month USD LIBOR + 96 bps), 4/25/22	16,820,987
12,733,000	Citigroup, Inc., 2.7%, 3/30/21	12,940,287
2,375,000(b)	Cooperatieve Rabobank UA, 1.421% (3 Month USD LIBOR + 43 bps), 4/26/21	2,381,897
2,350,000(b)	Cooperatieve Rabobank UA, 1.791% (3 Month USD LIBOR + 48 bps), 1/10/23	2,350,131
5,700,000(b)	Cooperatieve Rabobank UA, 2.141% (3 Month USD LIBOR + 83 bps), 1/10/22	5,746,368
9,410,000(b)	Credit Suisse Group AG, 1.513% (3 Month USD LIBOR + 120 bps), 12/14/23 (144A)	9,414,810
3,950,000	Credit Suisse Group Funding Guernsey, Ltd., 3.125%, 12/10/20	3,995,256
14,947,000(b)	Credit Suisse Group Funding Guernsey, Ltd., 3.425% (3 Month USD LIBOR + 229 bps), 4/16/21	15,179,920
10,300,000(b)	DNB Bank ASA, 0.964% (3 Month USD LIBOR + 62 bps), 12/2/22 (144A)	10,319,736
10,265,000(b)	Federation des Caisses Desjardins du Quebec, 1.09% (3 Month USD LIBOR + 33 bps), 10/30/20 (144A)	10,274,831
5,000,000(b)	Goldman Sachs Group, Inc., 1.11% (3 Month USD LIBOR + 75 bps), 2/23/23	4,976,004
4,553,000(b)	Goldman Sachs Group, Inc., 1.513% (3 Month USD LIBOR + 120 bps), 9/15/20	4,558,828
1,000,000(b)	Goldman Sachs Group, Inc., 1.562% (3 Month USD LIBOR + 117 bps), 11/15/21	1,002,988
4,425,000(b)	Goldman Sachs Group, Inc., 2.101% (3 Month USD LIBOR + 111 bps), 4/26/22	4,445,696
5,880,000(b)	Goldman Sachs Group, Inc., 2.13% (3 Month USD LIBOR + 177 bps), 2/25/21	5,927,999
Principal Amount USD ($)		Value
	Banks - (continued)
5,615,000(b)	Goldman Sachs Group, Inc., 2.351% (3 Month USD LIBOR + 136 bps), 4/23/21	$5,657,568
3,140,000(b)	HSBC Holdings Plc, 0.968% (3 Month USD LIBOR + 65 bps), 9/11/21	3,141,466
7,320,000(b)	HSBC Holdings Plc, 2.873% (3 Month USD LIBOR + 150 bps), 1/5/22	7,425,206
5,000,000	HSBC Holdings Plc, 3.4%, 3/8/21	5,101,419
2,725,000(b)	JPMorgan Chase & Co., 0.918% (3 Month USD LIBOR + 61 bps), 6/18/22	2,729,212
18,025,000(b)	JPMorgan Chase & Co., 1.418% (3 Month USD LIBOR + 110 bps), 6/7/21	18,167,879
1,370,000(b)	JPMorgan Chase & Co., 2.046% (3 Month USD LIBOR + 121 bps), 10/29/20	1,373,721
7,615,000	JPMorgan Chase & Co., 2.55%, 3/1/21	7,710,088
2,905,000(b)	KeyBank NA, 1.347% (3 Month USD LIBOR + 66 bps), 2/1/22	2,914,598
8,000,000(b)	Macquarie Bank, Ltd., 0.951% (3 Month USD LIBOR + 45 bps), 8/6/21 (144A)	8,011,824
2,968,000(b)	Mitsubishi UFJ Financial Group, Inc., 1.641% (3 Month USD LIBOR + 65 bps), 7/26/21	2,978,394
25,302,000(b)	Mitsubishi UFJ Financial Group, Inc., 1.781% (3 Month USD LIBOR + 79 bps), 7/25/22	25,386,478
6,295,000(b)	Mizuho Financial Group, Inc., 1.163% (3 Month USD LIBOR + 85 bps), 9/13/23	6,258,672
7,505,000(b)	Mizuho Financial Group, Inc., 1.195% (3 Month USD LIBOR + 88 bps), 9/11/22	7,528,567
14,679,000(b)	Mizuho Financial Group, Inc., 1.311% (3 Month USD LIBOR + 94 bps), 2/28/22	14,770,519
12,580,000(b)	Morgan Stanley, 2.028% (3 Month USD LIBOR + 93 bps), 7/22/22	12,644,941
12,403,000(b)	Morgan Stanley, 2.315% (3 Month USD LIBOR + 118 bps), 1/20/22	12,453,976
4,499,000(b)	PNC Bank NA, 1.491% (3 Month USD LIBOR + 50 bps), 7/27/22	4,516,864
12,114,000(b)	PNC Bank NA, 1.548% (3 Month USD LIBOR + 45 bps), 7/22/22	12,140,259
3,175,000	PNC Bank NA, 2.45%, 11/5/20	3,191,986
3,878,000	PNC Bank NA, 2.5%, 1/22/21	3,917,301
445,000(b)	Royal Bank of Canada, 1.15% (3 Month USD LIBOR + 39 bps), 4/30/21	446,323
12,310,000(b)	Royal Bank of Canada, 1.311% (3 Month USD LIBOR + 47 bps), 4/29/22	12,343,178
9,000,000(b)	Royal Bank of Canada, 1.391% (3 Month USD LIBOR + 40 bps), 1/25/21	9,021,416
5,502,000	Royal Bank of Canada, 2.15%, 10/26/20	5,533,874
681,000	Royal Bank of Canada, 2.35%, 10/30/20	685,558
15,252,000(b)	Skandinaviska Enskilda Banken AB, 0.963% (3 Month USD LIBOR + 65 bps), 12/12/22 (144A)	15,306,165
7,040,000	Skandinaviska Enskilda Banken AB, 2.625%, 11/17/20 (144A)	7,094,205
13,625,000	Skandinaviska Enskilda Banken AB, 3.25%, 5/17/21 (144A)	13,945,623
5,053,000	State Street Corp., 2.55%, 8/18/20	5,067,354
4,232,000(b)	Sumitomo Mitsui Financial Group, Inc., 1.875% (3 Month USD LIBOR + 74 bps), 10/18/22	4,232,801
21,084,000(b)	Sumitomo Mitsui Financial Group, Inc., 2.091% (3 Month USD LIBOR + 78 bps), 7/12/22	21,127,319
5,265,000(b)	Toronto-Dominion Bank, 0.88% (3 Month USD LIBOR + 53 bps), 12/1/22	5,280,018
1,000,000(b)	Toronto-Dominion Bank, 1.775% (3 Month USD LIBOR + 64 bps), 7/19/23	1,002,404
3,600,000	Toronto-Dominion Bank, 1.85%, 9/11/20	3,610,694
1,035,000(b)	Toronto-Dominion Bank, 2.387% (3 Month USD LIBOR + 100 bps), 4/7/21	1,042,006
2,070,000	Toronto-Dominion Bank, 3.15%, 9/17/20	2,082,293
25,014,000(b)	Truist Bank, 0.976% (3 Month USD LIBOR + 59 bps), 5/17/22	25,090,959
4,870,000(b)	UBS AG, 0.83% (3 Month USD LIBOR + 48 bps), 12/1/20 (144A)	4,877,013
7,750,000(b)	UBS Group AG, 1.578% (3 Month USD LIBOR + 122 bps), 5/23/23 (144A)	7,808,886
2,230,000(b)	UBS Group AG, 2.217% (3 Month USD LIBOR + 153 bps), 2/1/22 (144A)	2,271,012
3,553,000	UBS Group AG, 2.95%, 9/24/20 (144A)	3,572,946
2,450,000	UBS Group AG, 3.0%, 4/15/21 (144A)	2,498,396
2,025,000(b)	US Bancorp, 1.66% (3 Month USD LIBOR + 64 bps), 1/24/22	2,037,152
12,490,000(b)	US Bank NA, 0.8% (3 Month USD LIBOR + 44 bps), 5/23/22	12,542,631
1,315,000(b)	US Bank NA, 1.311% (3 Month USD LIBOR + 32 bps), 4/26/21	1,317,725
15,234,000(b)	Wells Fargo & Co., 1.378% (3 Month USD LIBOR + 93 bps), 2/11/22	15,280,198
3,350,000(b)	Wells Fargo & Co., 1.671% (3 Month USD LIBOR + 134 bps), 3/4/21	3,374,415
14,665,000(b)	Wells Fargo & Co., 2.016% (3 Month USD LIBOR + 103 bps), 7/26/21	14,778,050
9,451,000	Wells Fargo & Co., 2.5%, 3/4/21	9,583,053
3,776,000	Wells Fargo & Co., 3.0%, 1/22/21	3,831,061
6,430,000	Wells Fargo & Co., 4.6%, 4/1/21	6,628,946
6,430,000(b)	Wells Fargo Bank NA, 0.989% (3 Month USD LIBOR + 62 bps), 5/27/22	6,444,915
	Total Banks	$680,016,533
	Beverages - 0.1%
2,753,000	Constellation Brands, Inc., 3.75%, 5/1/21	$2,824,685
1,907,000	Pernod Ricard SA, 5.75%, 4/7/21 (144A)	1,980,915
	Total Beverages	$4,805,600
	Chemicals - 0.5%
8,788,000(b)	Albemarle Corp., 1.442% (3 Month USD LIBOR + 105 bps), 11/15/22 (144A)	$8,444,829
15,830,000(b)	DuPont de Nemours, Inc., 1.102% (3 Month USD LIBOR + 71 bps), 11/15/20	15,855,420
	Total Chemicals	$24,300,249
	Commercial Services - 0.0%†
1,510,000	ERAC USA Finance LLC, 5.25%, 10/1/20 (144A)	$1,523,270
	Total Commercial Services	$1,523,270
	Diversified Financial Services - 1.2%
7,510,000(b)	AIG Global Funding, 1.931% (3 Month USD LIBOR + 48 bps), 7/2/20 (144A)	$7,510,000
9,250,000(b)	American Express Co., 1.09% (3 Month USD LIBOR + 33 bps), 10/30/20	9,256,699
7,770,000(b)	American Express Co., 1.297% (3 Month USD LIBOR + 61 bps), 8/1/22	7,783,986
15,850,000(b)	Capital One Financial Corp., 1.48% (3 Month USD LIBOR + 72 bps), 1/30/23	15,566,271
13,108,000(b)	Charles Schwab Corp., 0.694% (3 Month USD LIBOR + 32 bps), 5/21/21	13,123,027
6,346,000	USAA Capital Corp., 2.45%, 8/1/20 (144A)	6,356,567
	Total Diversified Financial Services	$59,596,550
	Electric - 0.1%
2,000,000(d)	Dominion Energy, Inc., 2.715%, 8/15/21	$2,043,952
Principal Amount USD ($)		Value
	Electric - (continued)
2,803,000(b)	Duke Energy Corp., 0.924% (3 Month USD LIBOR + 50 bps), 5/14/21 (144A)	$2,808,924
	Total Electric	$4,852,876
	Gas - 0.3%
6,225,000(b)	Dominion Energy Gas Holdings LLC, 0.913% (3 Month USD LIBOR + 60 bps), 6/15/21	$6,216,105
9,080,000	Dominion Energy Gas Holdings LLC, 2.8%, 11/15/20	9,142,330
	Total Gas	$15,358,435
	Healthcare-Services - 0.4%
5,945,000(b)	UnitedHealth Group, Inc., 1.289% (3 Month USD LIBOR + 7 bps), 10/15/20	$5,947,249
13,650,000	UnitedHealth Group, Inc., 1.95%, 10/15/20	13,713,965
	Total Healthcare-Services	$19,661,214
	Insurance - 0.9%
2,705,000(b)	Allstate Corp., 0.736% (3 Month USD LIBOR + 43 bps), 3/29/21	$2,709,032
3,129,000(b)	Allstate Corp., 0.936% (3 Month USD LIBOR + 63 bps), 3/29/23	3,120,975
2(b)	Ambac LSNI LLC, 6.0% (3 Month USD LIBOR + 500 bps), 2/12/23 (144A)	2
10,500,000	American International Group, Inc., 6.4%, 12/15/20	10,779,892
4,380,000(b)	Metropolitan Life Global Funding I, 0.624% (SOFRRATE + 57 bps), 1/13/23 (144A)	4,350,335
6,190,000	Metropolitan Life Global Funding I, 2.4%, 1/8/21 (144A)	6,257,753
4,531,000(b)	New York Life Global Funding, 0.821% (3 Month USD LIBOR + 32 bps), 8/6/21 (144A)	4,542,242
5,733,000	New York Life Global Funding, 2.95%, 1/28/21 (144A)	5,813,613
4,185,000	Protective Life Global Funding, 2.161%, 9/25/20 (144A)	4,201,573
	Total Insurance	$41,775,417
	Machinery – Construction & Mining - 0.4%
2,600,000(b)	Caterpillar Financial Services Corp., 0.598% (3 Month USD LIBOR + 28 bps), 9/7/21	$2,601,586
9,120,000(b)	Caterpillar Financial Services Corp., 0.776% (3 Month USD LIBOR + 39 bps), 5/17/21	9,134,501
9,091,000(b)	Caterpillar Financial Services Corp., 1.127% (3 Month USD LIBOR + 74 bps), 5/13/22	9,168,455
	Total Machinery – Construction & Mining	$20,904,542
	Machinery-Diversified - 0.3%
5,997,000(b)	John Deere Capital Corp., 0.57% (3 Month USD LIBOR + 26 bps), 9/10/21	$6,002,697
5,512,000(b)	John Deere Capital Corp., 0.698% (3 Month USD LIBOR + 38 bps), 3/7/22	5,525,615
4,500,000(b)	John Deere Capital Corp., 0.718% (3 Month USD LIBOR + 40 bps), 6/7/21	4,512,525
	Total Machinery-Diversified	$16,040,837
	Media - 0.8%
5,092,000(b)	Comcast Corp., 0.736% (3 Month USD LIBOR + 44 bps), 10/1/21	$5,109,496
7,774,000(b)	NBCUniversal Enterprise, Inc., 0.696% (3 Month USD LIBOR + 40 bps), 4/1/21 (144A)	7,789,390
10,940,000(b)	Walt Disney Co., 0.6% (3 Month USD LIBOR + 25 bps), 9/1/21	10,923,730
9,910,000(b)	Walt Disney Co., 0.74% (3 Month USD LIBOR + 39 bps), 9/1/22	9,877,123
3,909,000	Walt Disney Co., 4.5%, 2/15/21	4,007,714
	Total Media	$37,707,453
	Oil & Gas - 1.1%
2,775,000(b)	BP Capital Markets Plc, 0.966% (3 Month USD LIBOR + 65 bps), 9/19/22	$2,754,492
5,766,000(b)	BP Capital Markets Plc, 1.191% (3 Month USD LIBOR + 87 bps), 9/16/21	5,789,698
7,045,000	Canadian Natural Resources, Ltd., 3.45%, 11/15/21	7,214,236
2,295,000(b)	Chevron Corp., 0.867% (3 Month USD LIBOR + 53 bps), 3/3/22	2,305,058
14,000,000(b)	Chevron Corp., 1.348% (3 Month USD LIBOR + 90 bps), 5/11/23	14,192,980
14,505,000(b)	Exxon Mobil Corp., 0.716% (3 Month USD LIBOR + 33 bps), 8/16/22	14,536,952
8,710,000(b)	Phillips 66, 0.96% (3 Month USD LIBOR + 60 bps), 2/26/21	8,696,982
	Total Oil & Gas	$55,490,398
	Pharmaceuticals - 1.5%
12,080,000(b)	AbbVie, Inc., 0.724% (3 Month USD LIBOR + 35 bps), 5/21/21 (144A)	$12,087,344
14,582,000(b)	AbbVie, Inc., 1.024% (3 Month USD LIBOR + 65 bps), 11/21/22 (144A)	14,624,842
4,962,000	AbbVie, Inc., 2.3%, 5/14/21	5,028,728
4,670,000(b)	Bayer US Finance II LLC, 0.927% (3 Month USD LIBOR + 63 bps), 6/25/21 (144A)	4,664,524
2,990,000(b)	Becton Dickinson & Co., 1.181% (3 Month USD LIBOR + 88 bps), 12/29/20	2,990,193
12,890,000(b)	Becton Dickinson & Co., 1.348% (3 Month USD LIBOR + 103 bps), 6/6/22	12,922,761
6,730,000(b)	Cigna Corp., 0.949% (3 Month USD LIBOR + 65 bps), 9/17/21	6,730,303
15,600,000(b)	Zoetis, Inc., 0.817% (3 Month USD LIBOR + 44 bps), 8/20/21	15,623,244
	Total Pharmaceuticals	$74,671,939
	Pipelines - 0.8%
9,000,000	Enterprise Products Operating LLC, 2.8%, 2/15/21	$9,124,454
3,750,000	Enterprise Products Operating LLC, 2.85%, 4/15/21	3,809,309
3,453,000	Kinder Morgan, Inc., 5.0%, 2/15/21 (144A)	3,527,221
15,605,000(b)	MPLX LP, 1.413% (3 Month USD LIBOR + 110 bps), 9/9/22	15,346,113
1,380,000	Sunoco Logistics Partners Operations LP, 4.4%, 4/1/21	1,406,997
5,000,000	TransCanada PipeLines, Ltd., 3.8%, 10/1/20	5,039,675
	Total Pipelines	$38,253,769
	REITS - 0.2%
7,910,000	Essex Portfolio LP, 5.2%, 3/15/21	$8,037,432
	Total REITS	$8,037,432
	Semiconductors - 0.6%
23,276,000	Broadcom Corp./Broadcom Cayman Finance, Ltd., 2.2%, 1/15/21	$23,447,967
4,000,000(b)	Intel Corp., 0.798% (3 Month USD LIBOR + 35 bps), 5/11/22	4,010,108
	Total Semiconductors	$27,458,075
	Telecommunications - 0.4%
17,944,000(b)	AT&T, Inc., 2.169% (3 Month USD LIBOR + 95 bps), 7/15/21	$18,090,244
	Total Telecommunications	$18,090,244
Principal Amount USD ($)		Value
	Transportation - 0.2%
10,000,000(b)	United Parcel Service, Inc., 0.766% (3 Month USD LIBOR + 38 bps), 5/16/22	$10,024,099
	Total Transportation	$10,024,099
	Trucking & Leasing - 0.2%
1,400,000(b)	Aviation Capital Group LLC, 1.43% (3 Month USD LIBOR + 67 bps), 7/30/21 (144A)	$1,320,051
5,010,000(b)	GATX Corp., 1.261% (3 Month USD LIBOR + 72 bps), 11/5/21	4,941,735
1,000,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 3.3%, 4/1/21 (144A)	1,013,819
1,320,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 3.65%, 7/29/21 (144A)	1,351,063
	Total Trucking & Leasing	$8,626,668
	TOTAL CORPORATE BONDS
	(Cost $1,248,855,490)	$1,253,690,221
	FOREIGN GOVERNMENT BOND - 0.5% of Net Assets(b)
	United States - 0.5%
25,000,000(b)	Federal National Mortgage Association, 0.3% (SOFRRATE + 22 bps), 3/16/22	$25,022,459
	Total United States	$25,022,459
	TOTAL FOREIGN GOVERNMENT BOND
	(Cost $24,973,887)	$25,022,459
	INSURANCE-LINKED SECURITIES - 2.3% of Net Assets(e)
	Event Linked Bonds - 1.3%
	Earthquakes - California - 0.1%
600,000(b)	Ursa Re, 4.277% (3 Month U.S. Treasury Bill + 414 bps), 12/10/20 (144A)	$596,640
1,000,000(b)	Ursa Re, 5.377% (3 Month U.S. Treasury Bill + 524 bps), 9/24/21 (144A)	974,800
750,000(b)	Ursa Re, 5.887% (3 Month U.S. Treasury Bill + 575 bps), 12/10/22 (144A)	731,250
		$2,302,690
	Earthquakes - Chile - 0.0%†
1,800,000(b)	International Bank for Reconstruction & Development, 2.692% (3 Month USD LIBOR + 250 bps), 2/15/21 (144A)	$1,767,600
	Earthquakes - Colombia - 0.0%†
1,300,000(b)	International Bank for Reconstruction & Development, 3.192% (3 Month USD LIBOR + 300 bps), 2/15/21 (144A)	$1,276,470
	Earthquakes - Japan - 0.0%†
750,000(b)	Kizuna Re II, 2.009% (3 Month U.S. Treasury Bill + 188 bps), 4/11/23 (144A)	$738,225
250,000(b)	Kizuna Re II, 2.634% (3 Month U.S. Treasury Bill + 250 bps), 4/11/23 (144A)	246,100
700,000(b)	Nakama Re, 2.2% (6 Month USD LIBOR + 220 bps), 10/13/21 (144A)	696,500
		$1,680,825
	Earthquakes - Mexico - 0.0%†
500,000(b)	International Bank for Reconstruction & Development, 3.733% (3 Month USD LIBOR + 350 bps), 3/13/24 (144A)	$493,450
	Earthquakes - Peru - 0.0%†
700,000(b)	International Bank for Reconstruction & Development, 6.192% (3 Month USD LIBOR + 600 bps), 2/15/21 (144A)	$686,000
	Health - U.S. - 0.1%
250,000(b)	Vitality Re VIII, 1.882% (3 Month U.S. Treasury Bill + 175 bps), 1/8/21 (144A)	$237,500
1,000,000(b)	Vitality Re VIII, 2.132% (3 Month U.S. Treasury Bill + 200 bps), 1/8/21 (144A)	840,000
3,500,000(b)	Vitality Re X, 1.882% (3 Month U.S. Treasury Bill + 175 bps), 1/10/23 (144A)	3,325,000
1,750,000(b)	Vitality Re X, 2.132% (3 Month U.S. Treasury Bill + 200 bps), 1/10/23 (144A)	1,487,500
		$5,890,000
	Flood - U.S. - 0.0%†
500,000(b)	FloodSmart Re, 11.964% (1 Month U.S. Treasury Bill + 1,183 bps), 3/7/22 (144A)	$493,050
	Multiperil - Florida - 0.0%†
250,000(b)	Sanders RE II, 5.634% (3 Month U.S. Treasury Bill + 550 bps), 6/7/23 (144A)	$249,500
	Multiperil - Japan - 0.0%†
250,000(b)	Akibare Re, 2.186% (3 Month USD LIBOR + 190 bps), 4/7/22 (144A)	$244,175
500,000(b)	Akibare Re, 2.186% (3 Month USD LIBOR + 190 bps), 4/7/22 (144A)	489,350
		$733,525
	Multiperil - U.S. - 0.5%
1,500,000(b)	Bonanza RE, 4.884% (3 Month U.S. Treasury Bill + 475 bps), 2/20/24 (144A)	$1,458,000
250,000(b)	Bowline Re, Series Series 2018-1, 4.894% (3 Month U.S. Treasury Bill + 476 bps), 5/23/22 (144A)	242,175
625,000(b)	Caelus Re V, 0.637% (1 Month U.S. Treasury Bill + 50 bps), 6/5/24 (144A)	600,000
500,000(b)	Caelus Re V, 3.327% (3 Month U.S. Treasury Bill + 319 bps), 6/7/21 (144A)	478,500
750,000(b)	Caelus Re V, 4.167% (3 Month U.S. Treasury Bill + 403 bps), 6/7/21 (144A)	705,375
750,000(b)	Caelus Re VI, 5.637% (3 Month U.S. Treasury Bill + 550 bps), 6/7/24 (144A)	714,225
500,000(b)	Fortius Re II, 4.913% (6 Month USD LIBOR + 342 bps), 7/7/21 (144A)	492,400
350,000(b)	Kilimanjaro II Re, 6.367% (6 Month USD LIBOR + 630 bps), 4/20/21 (144A)	344,050
1,700,000(b)	Kilimanjaro II Re, 7.997% (6 Month USD LIBOR + 791 bps), 4/21/22 (144A)	1,634,720
250,000(b)	Kilimanjaro Re, 6.113% (3 Month USD LIBOR + 494 bps), 5/6/22 (144A)	243,425
1,000,000(b)	Northshore Re II, 7.664% (3 Month U.S. Treasury Bill + 753 bps), 7/6/20 (144A)	1,000,100
2,350,000(b)	Residential Reinsurance 2016, 4.214% (3 Month U.S. Treasury Bill + 408 bps), 12/6/20 (144A)	2,319,920
1,250,000(b)	Residential Reinsurance 2016, 5.734% (3 Month U.S. Treasury Bill + 560 bps), 12/6/20 (144A)	1,216,875
2,100,000(b)	Residential Reinsurance 2017, 3.404% (3 Month U.S. Treasury Bill + 327 bps), 6/6/21 (144A)	2,055,270
2,900,000(b)	Residential Reinsurance 2017, 6.064% (3 Month U.S. Treasury Bill + 593 bps), 12/6/21 (144A)	2,674,960
1,250,000(b)	Residential Reinsurance 2018, 3.494% (3 Month U.S. Treasury Bill + 336 bps), 6/6/22 (144A)	1,200,250
500,000(b)	Residential Reinsurance 2019, 4.784% (3 Month U.S. Treasury Bill + 465 bps), 6/6/23 (144A)	490,750
500,000(b)	Residential Reinsurance 2020, 5.634% (3 Month U.S. Treasury Bill + 550 bps), 6/6/24 (144A)	499,250
250,000(b)	Sanders Re, 2.975% (6 Month USD LIBOR + 293 bps), 12/6/21 (144A)	237,625
Principal Amount USD ($)		Value
	Multiperil - U.S. - (continued)
1,000,000(b)	Spectrum Re, 5.965% (6 Month USD LIBOR + 575 bps), 6/8/21 (144A)	$977,100
3,350,000(b)	Tailwind Re, 7.494% (3 Month U.S. Treasury Bill + 736 bps), 1/8/22 (144A)	3,239,785
		$22,824,755
	Multiperil - U.S. Regional - 0.0%†
700,000(b)	First Coast Re II Pte, 5.66% (3 Month U.S. Treasury Bill + 566 bps), 6/7/23 (144A)	$678,300
1,250,000(b)	Long Point Re III, 2.884% (3 Month U.S. Treasury Bill + 275 bps), 6/1/22 (144A)	1,218,875
400,000(b)	Matterhorn Re, 5.134% (3 Month U.S. Treasury Bill + 500 bps), 1/8/24 (144A)	395,000
		$2,292,175
	Multiperil - Worldwide - 0.1%
1,250,000(b)	Galilei Re, 6.704% (6 Month USD LIBOR + 513 bps), 1/8/21 (144A)	$1,223,375
2,300,000(b)	Galilei Re, 6.798% (6 Month USD LIBOR + 588 bps), 1/8/21 (144A)	2,251,470
1,150,000(b)	Galilei Re, 7.254% (6 Month USD LIBOR + 568 bps), 1/8/21 (144A)	1,126,540
500,000(b)	Kendall Re, 5.591% (3 Month USD LIBOR + 525 bps), 5/6/21 (144A)	484,700
		$5,086,085
	Pandemic - U.S. - 0.1%
3,000,000(b)	Vitality Re X, 1.632% (3 Month U.S. Treasury Bill + 150 bps), 1/9/24 (144A)	$2,850,000
1,250,000(b)	Vitality Re XI, 1.932% (3 Month U.S. Treasury Bill + 180 bps), 1/9/24 (144A)	1,050,000
		$3,900,000
	Pandemic - Worldwide - 0.1%
1,041,625(b)	International Bank for Reconstruction & Development, 8.373% (6 Month USD LIBOR + 690 bps), 7/15/20 (144A)	$1,043,708
1,750,000(b)	Vita Capital VI, Ltd., 4.614% (6 Month USD LIBOR + 290 bps), 1/8/21 (144A)	1,487,500
		$2,531,208
	Windstorm - Florida - 0.0%†
2,500,000(b)	Integrity Re, 5.081% (3 Month USD LIBOR + 405 bps), 6/10/22 (144A)	$2,398,000
	Windstorm - Japan - 0.0%†
1,500,000(b)	Aozora Re, 3.509% (6 Month USD LIBOR + 200 bps), 4/7/21 (144A)	$1,471,500
	Windstorm - Mexico - 0.0%†
500,000	International Bank for Reconstruction & Development, 6.733%, 3/13/24	$493,450
	Windstorm - Texas - 0.1%
2,500,000(b)	Alamo Re II Pte, 5.884% (1 Month U.S. Treasury Bill + 575 bps), 6/8/23 (144A)	$2,496,250
	Windstorm - U.S. - 0.0%†
250,000(b)	Bowline Re, 8.984% (3 Month U.S. Treasury Bill + 885 bps), 3/20/23 (144A)	$244,875
	Windstorm - U.S. Regional - 0.2%
2,500,000(a)(f)	Matterhorn Re, 12/7/21 (144A)	$2,156,250
1,500,000(b)	Matterhorn Re, 6.384% (3 Month U.S. Treasury Bill + 625 bps), 12/7/21 (144A)	1,467,000
250,000(b)	Matterhorn Re, 7.134% (3 Month U.S. Treasury Bill + 700 bps), 12/7/21 (144A)	250,275
2,250,000(a)(b)	Matterhorn Re, 10.134% (3 Month U.S. Treasury Bill + 1,000 bps), 12/7/21 (144A)	2,250,000
250,000(f)	Matterhorn Re, 12/7/20	227,750
500,000(f)	Matterhorn Re 2019-1, 12/7/20 (144A)	474,450
2,000,000(b)	Matterhorn Re 2020-1, 7.5% (3 Month U.S. Treasury Bill + 750 bps), 12/7/21 (144A)	1,953,000
		$8,778,725
	Total Event Linked Bonds	$68,090,133
Face Amount USD ($)		Value
	Collateralized Reinsurance - 0.5%
	Earthquakes - California - 0.0%†
2,500,000+(a)(g)	Adare Re 2020, 1/31/21	$2,569,300
	Multiperil - Massachusetts - 0.1%
3,000,000+(a)(g)	Denning Re 2019, 7/31/20	$3,081,638
	Multiperil - U.S. - 0.1%
500,000+(a)(g)	Dingle Re 2019, 2/1/21	$510,263
250,000+(a)(g)	Dingle Re 2020, 1/31/21	244,770
4,000,000+(g)	Port Royal Re 2019, 5/31/21	3,955,634
		$4,710,667
	Multiperil - U.S. & Canada - 0.1%
3,250,000+(a)(g)	Leven Re 2020, 1/31/21	$3,211,594
	Multiperil - U.S. Regional - 0.1%
2,750,000+(a)(g)	Ailsa Re 2019, 6/30/20	$2,928,625
	Multiperil - Worldwide - 0.1%
1,000,000+(a)(g)	Cypress Re 2017, 1/10/21	$18,200
24,000+(g)	Limestone Re 2016-1, 8/31/21	–
40,000+(g)	Limestone Re 2016-1, 8/31/21	–
2,000,000+(a)(g)	Limestone Re 2019-2, 3/1/23 (144A)	2,121,600
1,500,000+(a)(g)	Mid Ocean Re 2019, 7/31/20	1,546,316
2,500,000+(a)(g)	Resilience Re, 5/1/21	250
2,000,000+(a)(g)	Resilience Re, 4/6/21	200
		$3,686,566
	Windstorm - Florida - 0.0%†
2,000,000+(a)(g)	Formby Re 2018, 2/28/21	$377,042
800,000+(a)(g)	Portrush Re 2017, 6/15/20	510,480
		$887,522
Face Amount USD ($)		Value
	Windstorm - U.S. Regional - 0.0%†
500,000+(a)(g)	Oakmont Re 2017, 4/15/20	$14,700
2,500,000+(a)(g)	Oakmont Re 2019, 4/30/21	1,730,780
		$1,745,480
	Total Collateralized Reinsurance	$22,821,392
	Industry Loss Warranties - 0.0%†
	Multiperil - U.S. - 0.0%†
2,250,000+(a)(g)	Scotscraig Re 2020, 1/31/21	$2,150,109
	Total Industry Loss Warranties	$2,150,109
	Reinsurance Sidecars - 0.5%
	Multiperil - U.S. - 0.0%†
750,000+(a)(g)	Carnoustie Re 2016, 11/30/20	$20,250
2,000,000+(a)(g)	Carnoustie Re 2017, 11/30/21	263,600
1,500,000+(g)	Carnoustie Re 2018, 12/31/21	16,800
1,100,000+(a)(g)	Carnoustie Re 2019, 12/31/22	1,281,149
1,500,000+(a)(g)	Castle Stuart Re 2018, 12/1/21	381,673
2,000,000+(a)(h)	Harambee Re 2018, 12/31/21	72,000
4,000,000+(h)	Harambee Re 2019, 12/31/22	83,200
		$2,118,672
	Multiperil - Worldwide - 0.5%
36,448+(g)	Alturas Re 2019-2, 3/10/22	$329,195
500,000+(a)(g)	Arlington Re 2015, 2/1/21	24,300
2,500,000+(a)(g)	Bantry Re 2016, 3/31/21	201,500
2,000,000+(a)(g)	Bantry Re 2017, 3/31/21	472,200
2,000,000+(a)(g)	Bantry Re 2018, 12/31/21	22,800
4,000,000+(g)	Bantry Re 2019, 12/31/22	135,855
1,250,000+(a)(g)	Berwick Re 2017-1, 2/1/21	41,375
5,120,164+(a)(g)	Berwick Re 2018-1, 12/31/21	623,124
3,658,035+(a)(g)	Berwick Re 2019-1, 12/31/22	3,947,803
1,500,000+(h)	Blue Lotus Re 2018, 12/31/21	93,300
113,405+(g)	Eden Re II, 3/22/22 (144A)	71,119
35,797+(a)(g)	Eden Re II, 3/22/23 (144A)	319,198
75,000+(g)	Eden Re II, 3/22/22 (144A)	48,823
1,300,000+(a)(g)	Gleneagles Re 2016, 11/30/20	40,560
2,118,314+(a)(g)	Gullane Re 2018, 12/31/21	2,076,269
2,000+(g)	Limestone Re 2018, 3/1/22	66,685
500,000+(h)	Lion Rock Re 2019, 1/31/21	48,800
4,000,000+(a)(h)	Lorenz Re 2018, 7/1/21	174,800
2,744,544+(a)(h)	Lorenz Re 2019, 6/30/22	2,169,013
3,000,000+(a)(g)	Merion Re 2018-2, 12/31/21	3,268,200
977,820+(a)(h)	NCM Re 2019, 12/31/22	148,531
2,500,000+(a)(g)	Pangaea Re 2015-1, 2/28/21	3,270
2,800,000+(g)	Pangaea Re 2015-2, 5/29/21	4,174
2,500,000+(g)	Pangaea Re 2016-1, 11/30/20	5,549
1,500,000+(g)	Pangaea Re 2016-2, 11/30/20	4,464
2,000,000+(a)(g)	Pangaea Re 2017-1, 11/30/21	200
1,500,000+(a)(g)	Pangaea Re 2017-3, 5/31/22	56,334
2,000,000+(a)(g)	Pangaea Re 2018-1, 12/31/21	117,600
4,000,000+(a)(g)	Pangaea Re 2018-3, 7/1/22	82,974
2,800,000+(a)(g)	Pangaea Re 2019-1, 2/1/23	58,345
2,941,254+(a)(g)	Pangaea Re 2019-3, 7/1/23	2,958,816
2,400,000+(a)(g)	Sector Re V, 12/1/23 (144A)	1,434,784
1,600,000+(a)(g)	Sector Re V, 12/1/24 (144A)	1,594,395
379+(g)	Sector Re V, Series 8, Class F, 3/1/23 (144A)	24,615
1,331+(g)	Sector Re V, Series 8, Class G, 3/1/23 (144A)	62,165
800,000+(a)(g)	Sector Re V, Series 9, Class A, 3/1/24 (144A)	413,298
1,861+(a)(g)	Sector Re V, Series 9, Class G, 3/1/24 (144A)	148,635
1,250,000+(a)(g)	St. Andrews Re 2017-1, 2/1/21	84,750
1,737,984+(a)(g)	St. Andrews Re 2017-4, 6/1/20	171,018
750,000+(a)(h)	Thopas Re 2018, 12/31/21	–
3,000,000+(a)(h)	Thopas Re 2019, 12/31/22	535,800
2,600,000+(a)(g)	Versutus Re 2017, 11/30/21	18,980
2,000,000+(a)(g)	Versutus Re 2018, 12/31/21	–
1,765,095+(g)	Versutus Re 2019-A, 12/31/21	93,903
1,434,906+(g)	Versutus Re 2019-B, 12/31/21	76,337
750,000+(a)(h)	Viribus Re 2018, 12/31/21	30,375
2,500,000+(h)	Viribus Re 2019, 12/31/22	98,250
1,724,784+(a)(g)	Woburn Re 2018, 12/31/21	230,748
809,418+(a)(g)	Woburn Re 2019, 12/31/22	473,385
		$23,106,614
	Total Reinsurance Sidecars	$25,225,286
	TOTAL INSURANCE-LINKED SECURITIES
	(Cost $122,439,860)	$118,286,920
Principal Amount USD ($)		Value
	MUNICIPAL BONDS - 0.3% of Net Assets(i)
	Municipal Development - 0.3%
14,180,000(c)	Mississippi Business Finance Corp., Chevron USA, Inc., Project, Series F, 0.11%, 12/1/30	$14,180,000
	Total Municipal Development	$14,180,000
	Municipal Student Loan - 0.0%†
92,612(b)	Louisiana Public Facilities Authority, Student Loan Backed, Series A, 1.891% (3 Month USD LIBOR + 90 bps), 4/26/27	$92,427
	Total Municipal Student Loan	$92,427
	TOTAL MUNICIPAL BONDS
	(Cost $14,272,986)	$14,272,427
	SENIOR SECURED FLOATING RATE LOAN INTERESTS - 2.9% of Net Assets*(b)
	Aerospace & Defense - 0.1%
2,400,024	American Airlines, Inc., 2018 Replacement Term Loan, 1.934% (LIBOR + 175 bps), 6/27/25	$1,676,016
742,500	MRO Holdings, Inc., Initial Term Loan, 5.308% (LIBOR + 500 bps), 6/4/26	553,162
85,913	United Airlines, Inc., Refinanced Term Loan, 1.928% (LIBOR + 175 bps), 4/1/24	78,646
	Total Aerospace & Defense	$2,307,824
	Automobile - 0.0%†
3,705	Cooper-Standard Automotive, Inc., Additional Term B-1 Loan, 2.75% (LIBOR + 200 bps), 11/2/23	$3,060
462,924	CWGS Group LLC (aka Camping World, Inc.), Term Loan, 4.123% (LIBOR + 275 bps), 11/8/23	424,588
291,667	Visteon Corp., New Term Loan, 1.955% (LIBOR + 175 bps), 3/25/24	282,188
	Total Automobile	$709,836
	Beverage, Food & Tobacco - 0.0%†
992,500	US Foods, Inc. (aka U.S. Foodservice, Inc.), Incremental B-2019 Term Loan, 3.072% (LIBOR + 200 bps), 9/13/26	$936,672
	Total Beverage, Food & Tobacco	$936,672
	Broadcasting & Entertainment - 0.1%
1,087,297	Gray Television, Inc., Term B-2 Loan, 2.423% (LIBOR + 225 bps), 2/7/24	$1,052,413
2,000,001	Gray Television, Inc., Term C Loan, 2.673% (LIBOR + 250 bps), 1/2/26	1,941,667
	Total Broadcasting & Entertainment	$2,994,080
	Building Materials - 0.1%
1,091,190	Circor International, Inc., New Term Loan, 4.25% (LIBOR + 325 bps), 12/11/24	$1,027,538
2,732,955	Summit Materials LLC, New Term Loan, 2.178% (LIBOR + 200 bps), 11/21/24	2,643,281
	Total Building Materials	$3,670,819
	Buildings & Real Estate - 0.1%
2,423,661	Beacon Roofing Supply, Inc., Initial Term Loan, 2.428% (LIBOR + 225 bps), 1/2/25	$2,316,760
2,100,000	VICI Properties 1 LLC, Term B Loan, 1.94% (LIBOR + 175 bps), 12/20/24	1,963,500
637,273	WireCo WorldGroup, Inc. (WireCo WorldGroup Finance LP), First Lien Initial Term Loan, 6.072% (LIBOR + 500 bps), 9/29/23	528,738
	Total Buildings & Real Estate	$4,808,998
	Chemicals, Plastics & Rubber - 0.2%
2,403,977	Axalta Coating Systems Dutch Holding B BV (Axalta Coating Systems U.S. Holdings, Inc.), Term B-3 Dollar Loan, 2.058% (LIBOR + 175 bps), 6/1/24	$2,313,828
1,897,792	PQ Corp., Third Amendment Tranche B-1 Term Loan, 2.428% (LIBOR + 225 bps), 2/7/27	1,853,228
962,569	Reynolds Group Holdings, Inc., Incremental US Term Loan, 2.928% (LIBOR + 275 bps), 2/5/23	920,938
4,471,317	Tronox Finance LLC, First Lien Initial Dollar Term Loan, 2.982% (LIBOR + 275 bps), 9/23/24	4,297,123
97,256	Twist Beauty International Holdings SA, Facility B2, 4.0% (LIBOR + 300 bps), 4/22/24	91,177
	Total Chemicals, Plastics & Rubber	$9,476,294
	Chemicals, Plastics and Rubber - 0.1%
4,455,000	Berry Global, Inc. (fka Berry Plastics Corp.), Term Y Loan, 2.177% (LIBOR + 200 bps), 7/1/26	$4,278,390
	Total Chemicals, Plastics and Rubber	$4,278,390
	Computers & Electronics - 0.1%
700,000	Celestica, Inc., Incremental Term B-2 Loan, 2.684% (LIBOR + 250 bps), 6/27/25	$659,750
1,985,000	NCR Corp., Initial Term Loan, 2.68% (LIBOR + 250 bps), 8/28/26	1,925,450
	Total Computers & Electronics	$2,585,200
	Consumer Services - 0.0%†
1,033,571	Prime Security Services Borrower LLC (aka Protection 1 Security Solutions), First Lien 2019 Refinancing Term B-1 Loan, 4.25% (LIBOR + 325 bps), 9/23/26	$996,104
	Total Consumer Services	$996,104
	Diversified & Conglomerate Manufacturing - 0.0%†
904,422	Delos Finance S.a.r.l., New Term Loan, 2.058% (LIBOR + 175 bps), 10/2/25	$856,940
	Total Diversified & Conglomerate Manufacturing	$856,940
	Diversified & Conglomerate Service - 0.3%
1,995,813	Avis Budget Car Rental LLC, New Tranche B Term Loan, 2.43% (LIBOR + 225 bps), 8/6/27	$1,788,249
102,613	AVSC Holding Corp. (aka PSAV, Inc.), First Lien Initial Term Loan, 4.25% (LIBOR + 325 bps), 3/3/25	74,651
1,863,086	Bright Horizons Family Solutions LLC (fka Bright Horizons Family Solutions, Inc.), Term B Loan, 2.5% (LIBOR + 175 bps/PRIME + 75 bps), 11/7/23	1,819,614
1,038,015	Change Healthcare Holdings LLC, Closing Date Term Loan, 3.5% (LIBOR + 250 bps), 3/1/24	999,523
488,954	DG Investment Intermediate Holdings 2, Inc. (aka Convergint Technologies Holdings LLC), First Lien Initial Term Loan, 3.75% (LIBOR + 300 bps), 2/3/25	468,021
464,900	DTI Holdco, Inc., Replacement B-1 Term Loan, 5.75% (LIBOR + 475 bps), 9/29/23	375,058
Principal Amount USD ($)		Value
	Diversified & Conglomerate Service - (continued)
1,925,000	DynCorp International, Inc., Term Loan, 7.0% (LIBOR + 600 bps), 8/18/25	$1,838,375
1,945,000	Iqvia, Inc. (Quintiles IMS), Incremental Term B-2 Dollar Loan, 1.928% (LIBOR + 175 bps), 1/17/25	1,899,617
1,475,298	Outfront Media Capital LLC (Outfront Media Capital Corp.), Extended Term Loan, 1.935% (LIBOR + 175 bps), 11/18/26	1,413,058
680,702	Tempo Acquisition LLC, Initial Term Loan, 2.928% (LIBOR + 275 bps), 5/1/24	649,645
409,752	West Corp., Initial Term B Loan, 5.0% (LIBOR + 400 bps), 10/10/24	352,797
	Total Diversified & Conglomerate Service	$11,678,608
	Electric & Electrical - 0.0%†
390,863	Rackspace Hosting, Inc., First Lien Term B Loan, 4.0% (LIBOR + 300 bps), 11/3/23	$372,101
	Total Electric & Electrical	$372,101
	Electronics - 0.1%
2,357,992	Scientific Games International, Inc., Initial Term B-5 Loan, 3.476% (LIBOR + 275 bps), 8/14/24	$2,090,360
1,418,024	Western Digital Corp., US Term B-4 Loan, 1.924% (LIBOR + 175 bps), 4/29/23	1,387,891
	Total Electronics	$3,478,251
	Entertainment & Leisure - 0.0%†
1,500,000(j)	Carnival Corp., Term Loan B, 6/26/25	$1,455,000
	Total Entertainment & Leisure	$1,455,000
	Environmental Services - 0.0%†
2,085,246	GFL Environmental, Inc., Effective Date Incremental Term Loan, 4.0% (LIBOR + 300 bps), 5/30/25	$2,032,245
	Total Environmental Services	$2,032,245
	Healthcare - 0.0%†
523,971	Grifols Worldwide Operations, Ltd., Dollar Tranche B Term Loan, 2.109% (LIBOR + 200 bps), 11/15/27	$505,996
358,343	Horizon Therapeutics USA, Inc., Seventh Amendment Refinancing Term Loan, 2.438% (LIBOR + 225 bps), 5/22/26	348,041
	Total Healthcare	$854,037
	Healthcare & Pharmaceuticals - 0.1%
1,263,048	Acadia Healthcare Co., Inc., Tranche B-4 Term Loan, 2.678% (LIBOR + 250 bps), 2/16/23	$1,239,366
1,066,508	Alkermes, Inc., 2023 Term Loan, 2.45% (LIBOR + 225 bps), 3/27/23	1,023,848
972,500	Alphabet Holding Co., Inc. (aka Nature’s Bounty), First Lien Initial Term Loan, 3.678% (LIBOR + 350 bps), 9/26/24	916,825
1,504,844	NMN Holdings III Corp., First Lien Closing Date Term Loan, 3.928% (LIBOR + 375 bps), 11/13/25	1,422,078
323,129	NMN Holdings III Corp., First Lien Delayed Draw Term Loan, 3.75% (LIBOR + 375 bps), 11/13/25	305,357
275,162	Prestige Brands, Inc., Term B-4 Loan, 2.178% (LIBOR + 200 bps), 1/26/24	271,378
1,426,425	Sotera Health Holdings LLC, First Lien Initial Term Loan, 5.5% (LIBOR + 450 bps), 12/11/26	1,398,342
	Total Healthcare & Pharmaceuticals	$6,577,194
	Healthcare, Education & Childcare - 0.2%
1,027,482	ATI Holdings Acquisition, Inc., First Lien Initial Term Loan, 4.572% (LIBOR + 350 bps), 5/10/23	$890,485
2,200,000	Bausch Health Cos., Inc. (fka Valeant Pharmaceuticals International, Inc.), First Incremental Term Loan, 2.94% (LIBOR + 275 bps), 11/27/25	2,130,333
2,473,870	Bausch Health Cos., Inc. (fka Valeant Pharmaceuticals International, Inc.), Initial Term Loan, 3.19% (LIBOR + 300 bps), 6/2/25	2,405,453
4,844,922	LifePoint Health, Inc. (fka Regionalcare Hospital Partners Holdings, Inc.), First Lien Term B Loan, 3.928% (LIBOR + 375 bps), 11/16/25	4,556,480
1,481,250	Vizient, Inc., Term B-6 Loan, 2.178% (LIBOR + 200 bps), 5/6/26	1,431,258
	Total Healthcare, Education & Childcare	$11,414,009
	Hotel, Gaming & Leisure - 0.1%
1,206,161	1011778 B.C. Unlimited Liability Co. (New Red Finance, Inc.) (aka Burger King/Tim Hortons), Term B-4 Loan, 1.928% (LIBOR + 175 bps), 11/19/26	$1,146,758
2,000,674	Boyd Gaming Corp., Refinancing Term B Loan, 2.359% (LIBOR + 225 bps), 9/15/23	1,894,924
1,000,000	Hanjin International Corp. (aka Wilshire Grand Center), Initial Term Loan, 2.678% (LIBOR + 250 bps), 10/19/20	920,000
	Total Hotel, Gaming & Leisure	$3,961,682
	Insurance - 0.1%
990,000	Alliant Holdings Intermediate LLC, 2019 New Term Loan, 3.44% (LIBOR + 325 bps), 5/9/25	$952,132
69,085	Alliant Holdings Intermediate LLC, Initial Term Loan, 2.928% (LIBOR + 275 bps), 5/9/25	65,631
4,256,939(j)	Asurion LLC (fka Asurion Corp.), New B-7 Term Loan (LIBOR + 300 bps), 11/3/24	4,122,581
552,946(j)	Confie Seguros Holding II Co., Term B Loan (LIBOR + 475 bps), 4/19/22	497,191
493,376	Integro Parent, Inc., First Lien Initial Term Loan, 6.75% (LIBOR + 575 bps), 10/31/22	463,773
340,375	USI, Inc. (fka Compass Investors, Inc.), 2017 New Term Loan, 3.308% (LIBOR + 300 bps), 5/16/24	324,037
	Total Insurance	$6,425,345
	Leasing - 0.1%
1,144,959	Avolon TLB Borrower 1 (US) LLC, Term B-3 Loan, 2.5% (LIBOR + 175 bps), 1/15/25	$1,069,753
1,382,027	Avolon TLB Borrower 1 (US) LLC, Term B-4 Loan, 2.25% (LIBOR + 150 bps), 2/12/27	1,262,827
1,671,896	Fly Funding II SAr.l., Replacement Loan, 2.5% (LIBOR + 175 bps), 8/11/25	1,414,842
977,500	IBC Capital I, Ltd. (aka Goodpack, Ltd.), First Lien Tranche B-1 Term Loan, 4.058% (LIBOR + 375 bps), 9/11/23	937,178
	Total Leasing	$4,684,600
	Leisure & Entertainment - 0.0%†
980,000	24 Hour Fitness Worldwide, Inc., Term Loan, 3.808% (LIBOR + 350 bps), 5/30/25	$235,200
727,500	CityCenter Holdings LLC, Term B Loan, 3.0% (LIBOR + 225 bps), 4/18/24	663,238
Principal Amount USD ($)		Value
	Leisure & Entertainment – (continued)
1,220,288	Fitness International LLC, Term B Loan, 4.322% (LIBOR + 325 bps), 4/18/25	784,035
	Total Leisure & Entertainment	$1,682,473
	Machinery - 0.1%
96,697	Clark Equipment Co. (aka Doosan Bobcat, Inc.), Repriced 2019 Term Loan, 2.058% (LIBOR + 175 bps), 5/18/24	$93,554
1,234,571	CTC AcquiCo GmbH, Facility B2, 3.113% (LIBOR + 275 bps), 3/7/25	1,146,608
140,421	Gardner Denver, Inc., 2020 GDI Tranche B-2 Dollar Term Loan, 1.928% (LIBOR + 175 bps), 3/1/27	133,443
245,451	NN, Inc., Tranche B Term Loan, 6.5% (LIBOR + 575 bps), 10/19/22	222,338
2,103,576	Shape Technologies Group, Inc., Initial Term Loan, 4.043% (LIBOR + 300 bps), 4/21/25	1,656,566
1,728,125	Terex Corp., 2019 US Term Loan Commitments, 3.5% (LIBOR + 275 bps), 1/31/24	1,684,922
292,757	Terex Corp., Incremental US Term Loan, 2.75% (LIBOR + 200 bps), 1/31/24	282,510
	Total Machinery	$5,219,941
	Media - 0.1%
1,348,968	CSC Holdings LLC (fka CSC Holdings, Inc. (Cablevision)), October 2018 Incremental Term Loan, 2.435% (LIBOR + 225 bps), 1/15/26	$1,283,543
2,175,000	Ziggo Financing Partnership, Term Loan I Facility, 2.685% (LIBOR + 250 bps), 4/30/28	2,060,812
	Total Media	$3,344,355
	Metals & Mining - 0.1%
949,352	Atkore International, Inc., First Lien Initial Incremental Term Loan, 3.75% (LIBOR + 275 bps), 12/22/23	$930,721
982,278	BWay Holding Co., Initial Term Loan, 4.561% (LIBOR + 325 bps), 4/3/24	886,998
218,750	Oxbow Carbon LLC, First Lien Tranche B Term Loan, 3.928% (LIBOR + 375 bps), 1/4/23	213,281
1,831,546	Phoenix Guarantor, Inc. (aka Brightspring), First Lien Tranche B-1 Term Loan, 3.435% (LIBOR + 325 bps), 3/5/26	1,768,587
	Total Metals & Mining	$3,799,587
	Oil & Gas - 0.1%
3,579,343	Centurion Pipeline Co. LLC (fka Lotus Midstream LLC), Initial Term Loan, 3.428% (LIBOR + 325 bps), 9/29/25	$3,419,765
552,180	St. Joseph Energy Center LLC, Term B Advance, 4.5% (LIBOR + 350 bps), 4/10/25	521,810
	Total Oil & Gas	$3,941,575
	Personal, Food & Miscellaneous Services - 0.0%†
1,218,875	Option Care Health, Inc., Term B Loan, 4.678% (LIBOR + 450 bps), 8/6/26	$1,187,388
	Total Personal, Food & Miscellaneous Services	$1,187,388
	Printing & Publishing - 0.0%†
1,204,791	Red Ventures LLC (New Imagitas, Inc.), First Lien Term B-2 Loan, 2.678% (LIBOR + 250 bps), 11/8/24	$1,143,949
	Total Printing & Publishing	$1,143,949
	Professional & Business Services - 0.1%
992,500	Clear Channel Outdoor Holdings, Inc., Term B Loan, 4.26% (LIBOR + 350 bps), 8/21/26	$905,656
3,000,000(j)	Elanco Animal Health, Inc., Term Loan B, 2/4/27	2,872,500
761,947(j)	Gbt US LLC, Cov-Lite Term Loan, 2/26/27	704,801
1,237,500	MYOB US Borrower LLC, First Lien Initial US Term Loan, 4.178% (LIBOR + 400 bps), 5/6/26	1,177,945
	Total Professional & Business Services	$5,660,902
	Retail - 0.2%
1,995,000	Aramark Intermediate HoldCo Corp., US Term B-4 Loan, 1.928% (LIBOR + 175 bps), 1/15/27	$1,885,275
729,375	Bass Pro Group LLC, Initial Term Loan, 6.072% (LIBOR + 500 bps), 9/25/24	704,941
2,456,250	HD Supply, Inc., Term B-5 Loan, 1.928% (LIBOR + 175 bps), 10/17/23	2,387,168
2,378,597	KFC Holding Co. (aka Yum! Brands), 2018 Term B Loan, 1.944% (LIBOR + 175 bps), 4/3/25	2,299,312
	Total Retail	$7,276,696
	Securities & Trusts - 0.1%
1,542,658	RPI 2019 Intermediate Finance Trust, Term Loan B, 1.928% (LIBOR + 175 bps), 2/11/27	$1,510,519
321,694	RPI Intermediate Finance Trust, Term B-1 Term Facility, 1.928% (LIBOR + 175 bps), 2/11/27	315,193
1,375,000(j)	Vertical Midco GmbH, USD Term Loan, 6/30/27	1,357,813
	Total Securities & Trusts	$3,183,525
	Telecommunications - 0.2%
3,034,750	CenturyLink, Inc., Term B Loan, 2.428% (LIBOR + 225 bps), 3/15/27	$2,870,209
2,493,501	Ciena Corp., Refinancing Term Loan, 1.94% (LIBOR + 175 bps), 9/26/25	2,455,058
2,440,376	Go Daddy Operating Co. LLC (GD Finance Co., Inc.), Tranche B-2 Term Loan, 1.928% (LIBOR + 175 bps), 2/15/24	2,358,013
1,990,234	Level 3 Financing, Inc., Tranche B 2027 Term Loan, 1.983% (LIBOR + 175 bps), 3/1/27	1,885,747
1,484,673	Virgin Media Bristol LLC, N Facility, 2.685% (LIBOR + 250 bps), 1/31/28	1,424,544
680,541	Windstream Services LLC (fka Windstream Corp.), Tranche B-7 Term Loan, 7.5% (PRIME + 425 bps), 2/17/24	421,368
	Total Telecommunications	$11,414,939
	Transportation - 0.0%†
2,413,250	Envision Healthcare Corp., Initial Term Loan, 3.928% (LIBOR + 375 bps), 10/10/25	$1,622,049
63,637	Syncreon Group BV, Second Out Term Loan, 7.0% (LIBOR + 600 bps), 4/1/25	51,546
	Total Transportation	$1,673,595
	Utilities - 0.1%
1,158,832	APLP Holdings, Ltd. Partnership, Term Loan, 3.5% (LIBOR + 250 bps), 4/14/25	$1,132,759
755,625	Calpine Construction Finance Co., LP, Term B Loan, 2.178% (LIBOR + 200 bps), 1/15/25	729,651
496,250	Calpine Corp., Term Loan, 2.178% (LIBOR + 200 bps), 8/12/26	477,795
489,940	Eastern Power LLC (Eastern Covert Midco LLC) (aka TPF II LC LLC), Term Loan, 4.75% (LIBOR + 375 bps), 10/2/25	476,589
Principal Amount USD ($)		Value
	Utilities - (continued)
567,321	Vistra Operations Co. LLC (fka Tex Operations Co. LLC), 2018 Incremental Term Loan, 1.931% (LIBOR + 175 bps), 12/31/25	$549,592
	Total Utilities	$3,366,386
	TOTAL SENIOR SECURED FLOATING RATE LOAN INTERESTS
	(Cost $149,107,143)	$139,449,540
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 3.9% of Net Assets
7,088(b)	Fannie Mae, 3.723% (2 Month USD LIBOR + 168 bps), 1/1/48	$7,251
7,049(b)	Fannie Mae, 3.767% (1 Year CMT Index + 219 bps), 10/1/32	7,083
6,216(b)	Fannie Mae, 3.795% (1 Year CMT Index + 217 bps), 2/1/34	6,197
220(b)	Fannie Mae, 3.992% (1 Year CMT Index + 232 bps), 11/1/23	222
8,006(b)	Fannie Mae, 4.106% (1 Year CMT Index + 211 bps), 9/1/32	8,187
3,877(b)	Federal Home Loan Mortgage Corp., 4.125% (2 Month USD LIBOR + 200 bps), 11/1/33	3,917
1,051(b)	Federal Home Loan Mortgage Corp., 4.371% (5 Year CMT Index + 212 bps), 6/1/35	1,062
604(b)	Federal Home Loan Mortgage Corp., 4.504% (1 Year CMT Index + 230 bps), 10/1/23	605
1,446(b)	Government National Mortgage Association II, 3.0% (1 Year CMT Index + 150 bps), 1/20/22	1,462
25,000,000(b)	U.S. Treasury Floating Rate Notes, 0.304% (3 Month U.S. Treasury Bill Money Market Yield + 15 bps), 1/31/22	25,032,679
25,000,000(b)	U.S. Treasury Floating Rate Notes, 0.37% (3 Month U.S. Treasury Bill Money Market Yield + 22 bps), 7/31/21	25,047,951
138,000,000(b)	U.S. Treasury Floating Rate Notes, 0.45% (3 Month U.S. Treasury Bill Money Market Yield + 30 bps), 10/31/21	138,437,835
	TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
	(Cost $188,529,391)	$188,554,451
	TEMPORARY CASH INVESTMENTS - 4.1% of Net Assets
	CERTIFICATES OF DEPOSIT - 0.7%
10,000,000	Banco Santander, 1.43%, 7/13/20	$10,004,077
6,100,000(b)	Lloyds Bank Corporate Markets Plc, 1.685% (3 Month USD LIBOR + 55 bps), 7/19/21	6,115,948
5,000,000	Mitsubishi Bank, 1.02%, 7/9/20	5,001,151
2,350,000	MUFG Bank, Ltd., 1.82%, 7/7/20	2,350,776
6,375,000	Natixis, 1.93%, 11/13/20	6,414,957
3,650,000	Skandinaviska Enskilda Banken, 1.85%, 7/2/20	3,650,357
1,135,000(b)	Swedbank AB, 0.68% (3 Month USD LIBOR + 32 bps), 8/24/20	1,135,618
		$34,672,884
	COMMERCIAL PAPERS - 1.9%
9,110,000	CenterPoint Energy, Inc., 0.2%, 7/1/20	$9,109,944
1,550,000	DNB Bank ASA, 0.11%, 7/8/20	1,549,969
9,110,000	Enable Midstream Partners, 0.85%, 7/1/20	9,109,320
5,000,000	Enel Finance America LLC, 0.36%, 7/1/20	4,999,963
4,550,000	Enel Finance America LLC, 0.47%, 7/7/20	4,549,761
9,110,000	Energy Transfer LP, 0.7%, 7/1/20	9,109,320
9,110,000	ExxonMobil, 0.17%, 7/7/20	9,109,823
4,130,000	ExxonMobil, 0.14%, 7/9/20	4,129,886
3,902,000	Federation des Caisses Desjardins du Quebec, 0.1%, 7/2/20	3,901,981
3,510,000	Mondalez International, Inc., 0.26%, 7/14/20	3,509,631
18,230,000	Prudential Funding LLC, 0.12%, 7/1/20	18,229,965
9,120,000	Snatander UK, 0.145%, 7/1/20	9,119,972
7,295,000	TransCanada PipeLines, Ltd., 0.3%, 7/7/20	7,294,617
		$93,724,152
	REPURCHASE AGREEMENTS - 1.5%
18,190,000	$18,190,000 Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.09%, dated 6/30/20 plus accrued interest on 7/1/20 collateralized by $18,553,800 Federal Home Loan Bank, 0.2%, 12/14/20-8/16/21.	$18,190,000
18,190,000	$18,190,000 RBC Capital Markets LLC, 0.09%, dated 6/30/20 plus accrued interest on 7/1/20 collateralized by $18,553,928 U.S. Treasury Notes, 2.4%, 5/15/29.	18,190,000
18,190,000	$18,190,000 ScotiaBank, 0.09%, dated 6/30/20 plus accrued interest on 7/1/20 collateralized by $18,553,897 U.S. Treasury Notes, 2.1%, 2/29/24.	18,190,000
9,095,000	$9,095,000 TD Securities USA LLC, 0.07%, dated 6/30/20 plus accrued interest on 7/1/20 collateralized by $9,276,900 U.S. Treasury Notes, 0.3%, 4/30/22.	9,095,000
9,095,000	$9,095,000 TD Securities USA LLC, 0.09%, dated 6/30/20 plus accrued interest on 7/1/20 collateralized by the following: $5,840,137 Federal National Mortgage Association, 3.0%-4.0%, 5/1/35-3/1/48 $2,005,715 Freddie Mac Giant, 3.0%-3.5%, 4/1/32-3/1/47 $1,431,048 Government National Mortgage Association, 3.5%, 10/20/49-11/20/49.	9,095,000
		$72,760,000
	TOTAL TEMPORARY CASH INVESTMENTS
	(Cost $201,123,726)	$201,157,036
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 98.9%
	(Cost $4,921,050,780)	$4,827,414,410
	OTHER ASSETS AND LIABILITIES - 1.1%	$53,982,558
	NET ASSETS - 100.0%	$4,881,396,968

bps	Basis Points.
CMT	Constant Maturity Treasury.
FREMF	Freddie Mac Multifamily Fixed-Rate Mortgage Loans.
LIBOR	London Interbank Offered Rate.
PRIME	U.S. Federal Funds Rate.
REIT	Real Estate Investment Trust.
REMICS	Real Estate Mortgage Investment Conduits.
SOFRRATE	Secured Overnight Financing Rate.
Strips	Separate trading of Registered interest and principal of securities.
(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At June 30, 2020, the value of these securities amounted to $2,830,148,057, or 58.0% of net assets.

†	Amount rounds to less than 0.1%.
*
Senior secured floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certificate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at June 30, 2020.

+	Security that used significant unobservable inputs to determine its value.
(a)	Non-income producing security.
(b)	Floating rate note. Coupon rate, reference index and spread shown at June 30, 2020.
(c)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at June 30, 2020.
(d)	Debt obligation initially issued at one coupon which converts to a higher coupon at a specific date. The rate shown is the rate at June 30, 2020.
(e)	Securities are restricted as to resale.
(f)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(g)	Issued as participation notes.
(h)	Issued as preference shares.
(i)	Consists of Revenue Bonds unless otherwise indicated.
(j)	This term loan will settle after June 30, 2020, at which time the interest rate will be determined.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of June 30, 2020, in valuing the Fund’s investments:

	Level 1	Level 2	Level 3	Total
Common Stock	$–	$35,061	$–	$35,061
Asset Backed Securities	–	1,605,639,963	–	1,605,639,963
Collateralized Mortgage Obligations	–	687,866,796	–	687,866,796
Commercial Mortgage-Backed Securities	–	593,439,536	–	593,439,536
Corporate Bonds	–	1,253,690,221	–	1,253,690,221
Foreign Government Bond	–	25,022,459	–	25,022,459
Insurance-Linked Securities
Collateralized Reinsurance
Earthquakes - California	–	–	2,569,300	2,569,300
Multiperil - Massachusetts	–	–	3,081,638	3,081,638
Multiperil - U.S.	–	–	4,710,667	4,710,667
Multiperil - U.S. & Canada	–	–	3,211,594	3,211,594
Multiperil - U.S. Regional	–	–	2,928,625	2,928,625
Multiperil - Worldwide	–	–	3,686,566	3,686,566
Windstorm - Florida	–	–	887,522	887,522
Windstorm - U.S. Regional	–	–	1,745,480	1,745,480
Industry Loss Warranties
Multiperil - U.S.	–	–	2,150,109	2,150,109
Reinsurance Sidecars
Multiperil - U.S.	–	–	2,118,672	2,118,672
Multiperil - Worldwide	–	–	23,106,614	23,106,614
All Other Insurance-Linked Securities	–	68,090,133	–	68,090,133
Municipal Bonds	–	14,272,427	–	14,272,427
Senior Secured Floating Rate Loan Interests	–	139,449,540	–	139,449,540
U.S. Government and Agency Obligations	–	188,554,451	–	188,554,451
Certificates of Deposit	–	34,672,884	–	34,672,884
Commercial Papers	–	93,724,152	–	93,724,152
Repurchase Agreements	–	72,760,000	–	72,760,000
Total Investments in Securities	$–	$4,777,217,623	$50,196,787	$4,827,414,410

The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):

Insurance- Linked Securities
Balance as of 3/31/20	$61,676,226
Realized gain (loss)	(946,413)
Change in unrealized appreciation (depreciation)	(100,594)
Accrued discounts/premiums	--
Purchases	--
Sales	(9,938,982)
Transfers in to Level 3*	–
Transfers out of Level 3*	(493,450)
Balance as of 6/30/20	$50,196,787

*      Transfers are calculated on the beginning of period value. For the three months ended June 30, 2020, securities with an aggregate market value of $493,450 was transferred from Level 3 to Level 2, due to valuing the security using observable inputs. There were no other transfers between Levels 1, 2 and 3.

Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at June 30, 2020: $(422,980).